UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period: December 31, 2014
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 99.8%
              BELGIUM -- 6.5%
     309,657  Belgacom S.A. (b)                   $ 11,235,471
                                                  ------------
              BERMUDA -- 5.1%
     838,089  Catlin Group Ltd. (b)                  8,730,279
                                                  ------------
              FINLAND -- 2.7%
     214,096  Fortum Oyj (b)                         4,648,367
                                                  ------------
              FRANCE -- 11.7%
     473,445  Orange S.A. (b)                        8,051,765
     123,156  SCOR SE (b)                            3,731,679
      69,938  Total S.A. (b)                         3,583,074
      18,625  Unibail-Rodamco SE (b)                 4,777,988
                                                  ------------
                                                    20,144,506
                                                  ------------
              GERMANY -- 6.2%
     392,220  E. ON SE (b)                           6,703,720
      20,326  Muenchener
                 Rueckversicherungs-Gesellschaft
                 AG (b)                              4,047,680
                                                  ------------
                                                    10,751,400
                                                  ------------
              ITALY -- 3.1%
   1,071,756  Snam S.p.A. (b)                        5,304,371
                                                  ------------
              NETHERLANDS -- 2.3%
     128,289  Wolters Kluwer N.V. (b)                3,914,776
                                                  ------------
              SPAIN -- 5.0%
   1,019,838  Banco Santander S.A. (b)               8,559,645
                                                  ------------
              SWEDEN -- 1.6%
     474,647  Ratos AB, Class B (b)                  2,851,993
                                                  ------------
              SWITZERLAND -- 17.9%
      25,514  Baloise Holding AG (b)                 3,260,984
      53,306  PSP Swiss Property AG (b)              4,587,679
      73,555  Swiss Prime Site AG (b)                5,394,820
      76,393  Swiss Re AG (b)                        6,399,573
       5,869  Swisscom AG (b)                        3,079,685
      26,131  Zurich Insurance Group AG (b)          8,165,999
                                                  ------------
                                                    30,888,740
                                                  ------------
              UNITED KINGDOM -- 37.7%
     915,875  Amlin PLC (b)                          6,793,804
      77,500  AstraZeneca PLC (b)                    5,473,893
     940,607  BAE Systems PLC (b)                    6,878,857
     964,364  Carillion PLC (b)                      4,996,975
     214,666  GlaxoSmithKline PLC (b)                4,605,367
   1,219,724  J Sainsbury PLC (b)                    4,657,753
     178,515  Provident Financial PLC (b)            6,814,243
     151,261  Royal Dutch Shell PLC,
                 Class B (b)                         5,226,238
     322,285  SSE PLC (b)                            8,143,221
     424,866  United Utilities Group PLC (b)         6,034,776


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              UNITED KINGDOM (CONTINUED)
   1,896,440  WM Morrison Supermarkets PLC
                 (b)                              $  5,411,055
                                                  ------------
                                                    65,036,182
                                                  ------------
              TOTAL INVESTMENTS -- 99.8%           172,065,730
              (Cost $171,096,376) (c)

              NET OTHER ASSETS AND
                 LIABILITIES -- 0.2%                   321,476
                                                  ------------
              NET ASSETS -- 100.0%                $172,387,206
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such amounted to $172,065,730 or 99.81% of net assets.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,064,110 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,094,756.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

DECEMBER 31, 2014 (UNAUDITED)


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                      VALUE AT
INVESTMENTS          12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*      $172,065,730   $          --   $172,065,730   $          --
                    ===========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $157,682,500 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close on December 31, 2014 exceeding a certain threshold.


                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Insurance                                            23.9%
Diversified Telecommunication Services               13.0
Electric Utilities                                    7.4
Pharmaceuticals                                       5.8
Food & Staples Retailing                              5.8
Real Estate Management & Development                  5.8
Oil, Gas & Consumable Fuels                           5.1
Banks                                                 5.0
Aerospace & Defense                                   4.0
Consumer Finance                                      3.9
Multi-Utilities                                       3.9
Water Utilities                                       3.5
Gas Utilities                                         3.1
Construction & Engineering                            2.9
Real Estate Investment Trusts                         2.8
Media                                                 2.3
Capital Markets                                       1.6
----------------------------------------------------------
TOTAL INVESTMENTS                                    99.8
NET OTHER ASSETS AND LIABILITIES                      0.2
                                                ----------
TOTAL                                               100.0%
                                                ==========


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION              INVESTMENTS
----------------------------------------------------------
British Pound Sterling                               42.9%
Euro                                                 37.5
Swiss Franc                                          17.9
Swedish Krona                                         1.7
                                                ----------
TOTAL                                               100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 99.4%
              AUSTRALIA -- 5.9%
     196,196  BGP Holdings PLC (b) (c) (d)        $          0
      41,162  BWP Trust (b)                             93,393
      26,740  Charter Hall Retail REIT (b)              89,446
     125,031  Cromwell Property Group (b)              104,698
      78,500  Dexus Property Group (b)                 444,377
     123,740  Federation Centres (b)                   288,099
     148,309  Goodman Group (b)                        685,022
     153,162  GPT Group (b)                            542,048
      52,167  Investa Office Fund (b)                  154,009
     317,520  Mirvac Group (b)                         459,309
     193,609  Novion Property Group (b)                332,779
     448,183  Scentre Group (b) (c)                  1,269,780
     199,602  Stockland (b)                            667,047
     167,301  Westfield Corp. (b)                    1,226,377
                                                  ------------
                                                     6,356,384
                                                  ------------
              AUSTRIA -- 0.3%
       4,404  Buwog AG (b)                              87,062
       7,110  CA Immobilien Anlagen AG (b)             132,973
       5,311  Conwert Immobilien Invest SE (b)          62,712
                                                  ------------
                                                       282,747
                                                  ------------
              BELGIUM -- 0.4%
         791  Aedifica (b)                              53,267
       1,466  Befimmo S.A. (b)                         106,823
       1,499  Cofinimmo (b)                            173,720
         589  Intervest Offices & Warehouses N.V.       16,036
         171  Leasinvest Real Estate S.C.A (b)          19,163
       1,164  Warehouses De Pauw S.C.A                  88,285
         170  Wereldhave Belgium S.C.A                  21,424
                                                  ------------
                                                       478,718
                                                  ------------
              BERMUDA -- 0.8%
     101,922  Hongkong Land Holdings Ltd. (b)          686,703
      55,804  Kerry Properties Ltd. (b)                201,312
                                                  ------------
                                                       888,015
                                                  ------------
              CANADA -- 3.2%
       6,467  Allied Properties Real Estate
                 Investment Trust                      208,405
      11,706  Artis Real Estate Investment Trust       142,874
       3,442  Boardwalk Real Estate Investment
                 Trust                                 182,321
       8,959  Calloway Real Estate Investment
                 Trust                                 210,519
       9,573  Canadian Apartment Properties Real
                 Estate Investment Trust               207,066
       6,249  Canadian Real Estate Investment
                 Trust                                 246,292
      14,953  Chartwell Retirement Residences          153,288


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              CANADA (CONTINUED)
      13,672  Cominar Real Estate Investment
                 Trust                               $ 219,001
       6,697  Crombie Real Estate Investment
                 Trust                                  74,475
       8,206  Dream Global Real Estate Investment
                 Trust                                  60,531
       9,023  Dream Office Real Estate Investment
                 Trust                                 195,325
       7,586  Extendicare, Inc.                         42,572
       7,484  First Capital Realty, Inc.               120,203
       4,066  Granite Real Estate Investment
                 Trust                                 144,399
      23,735  H&R Real Estate Investment Trust         443,933
       8,055  InnVest Real Estate Investment
                 Trust                                  41,461
       4,469  Killam Properties, Inc.                   39,466
       2,987  Morguard Real Estate Investment
                 Trust                                  46,690
       2,769  Northern Property Real Estate
                 Investment Trust                       56,653
      16,420  Pure Industrial Real Estate Trust         62,752
      27,090  RioCan Real Estate Investment Trust      616,275
                                                  ------------
                                                     3,514,501
                                                  ------------
              FINLAND -- 0.2%
      22,632  Citycon Oyj (b)                           69,805
      20,859  Sponda Oyj (b)                            90,796
       8,242  Technopolis Oyj (b)                       36,930
                                                  ------------
                                                       197,531
                                                  ------------
              FRANCE -- 3.2%
         499  Affine                                     9,160
         614  ANF Immobilier                            15,008
       2,920  Fonciere des Regions (b)                 269,883
       2,968  Gecina S.A. (b)                          370,519
       3,061  ICADE (b)                                244,919
       8,458  Klepierre (b)                            363,172
       3,588  Mercialys                                 80,039
       8,417  Unibail-Rodamco SE (b)                 2,159,266
                                                  ------------
                                                     3,511,966
                                                  ------------
              GERMANY -- 1.9%
       5,880  alstria office REIT-AG (b)                73,010
      19,779  Deutsche Annington Immobilien
                 SE (b)                                671,532
       3,975  Deutsche Euroshop AG (b)                 173,610
      24,812  Deutsche Wohnen AG - BR (b)              585,310
       2,972  DIC Asset AG (b)                          26,507
       5,634  DO Deutsche Office AG (b) (c)             19,906
       3,941  Hamborner REIT AG (b)                     38,655
       4,947  LEG Immobilien AG (b)                    368,522
       9,733  TAG Immobilien AG (b)                    113,025


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) (CONTINUED)
              GERMANY (CONTINUED)
       2,923  TLG Immobilien AG (c)               $     44,106
                                                  ------------
                                                     2,114,183
                                                  ------------
              GREECE -- 0.0%
       3,362  Grivalia Properties Real Estate
                 Investment Co. (b)                     30,916
                                                  ------------
              HONG KONG -- 6.4%
     201,250  Champion Real Estate Investment
                 Trust (b)                              93,411
     193,615  Hang Lung Properties Ltd. (b)            540,129
      97,907  Henderson Land Development Co.,
                 Ltd. (b)                              680,480
      53,775  Hysan Development Co., Ltd. (b)          238,654
     197,646  Link (The) REIT                        1,237,414
     433,238  New World Development Co.,
                 Ltd. (b)                              497,362
     257,796  Sino Land Co., Ltd. (b)                  413,841
     133,101  Sun Hung Kai Properties Ltd. (b)       2,016,540
     101,461  Swire Properties Ltd. (b)                298,540
     130,940  Wharf Holdings (The) Ltd. (b)            940,030
                                                  ------------
                                                     6,956,401
                                                  ------------
              ISLE OF MAN -- 0.1%
      75,280  Redefine International PLC                63,946
                                                  ------------
              ISRAEL -- 0.1%
       3,154  Azrieli Group                            103,745
                                                  ------------
              ITALY -- 0.1%
      92,419  Beni Stabili S.p.A.                       64,918
      26,227  Immobiliare Grande
                 Distribuzione (b)                      20,291
                                                  ------------
                                                        85,209
                                                  ------------
              JAPAN -- 11.6%
          19  Activia Properties, Inc. (b)             165,212
         110  Advance Residence Investment Corp.
                 (b)                                   294,343
      10,127  AEON Mall Co., Ltd. (b)                  179,460
          22  Daiwa House REIT Investment
                 Corp. (b)                             109,981
          28  Daiwa House Residential Investment
                 Corp. (b)                             135,359
          21  Daiwa Office Investment Corp. (b)        117,915
          41  Frontier Real Estate Investment
                 Corp. (b)                             187,857
          53  Fukuoka REIT Corp. (b)                    98,129
         175  GLP J-REIT (b)                           194,931
      25,600  Hulic Co. Ltd. (b)                       255,928
          26  Industrial & Infrastructure Fund
                 Investment Corp. (b)                  120,280


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              JAPAN (CONTINUED)
          95  Japan Excellent, Inc. (b)           $    126,654
         242  Japan Hotel REIT Investment
                 Corp. (b)                             155,250
          72  Japan Logistics Fund, Inc. (b)           161,937
          69  Japan Prime Realty Investment
                 Corp. (b)                             240,082
         108  Japan Real Estate Investment
                 Corp. (b)                             520,374
         211  Japan Retail Fund Investment
                 Corp. (b)                             445,903
          31  Kenedix Office Investment Corp. (b)      175,465

     109,930  Mitsubishi Estate Co., Ltd. (b)        2,316,321
      82,081  Mitsui Fudosan Co., Ltd. (b)           2,201,048
         112  Mori Hills REIT Investment
                 Corp. (b)                             161,197
          86  MORI TRUST Sogo Reit, Inc. (b)           172,462
          38  Nippon Accommodations Fund,
                 Inc. (b)                              150,248
         118  Nippon Building Fund, Inc. (b)           592,373
         125  Nippon Prologis REIT, Inc. (b)           271,407
      10,400  Nomura Real Estate Holdings,
                 Inc. (b)                              177,970
         144  Nomura Real Estate Master Fund,
                 Inc. (b)                              186,479
           31 Nomura Real Estate Office Fund,
                 Inc. (b)                              153,723
       9,408  NTT Urban Development Corp. (b)           94,744
         184  ORIX JREIT, Inc. (b)                     258,757
          18  Premier Investment Corp. (b)              88,647
      37,744  Sumitomo Realty & Development Co.,
                 Ltd. (b)                            1,285,906
      35,375  Tokyo Tatemono Co., Ltd. (b)             257,446
          80  TOKYU REIT, Inc. (b)                     109,094
          15  Top REIT, Inc. (b)                        67,304
         217  United Urban Investment Corp. (b)        341,585
                                                  ------------
                                                    12,571,771
                                                  ------------
              LUXEMBOURG -- 0.4%
      18,721  GAGFAH S.A. (b) (c)                      418,085
                                                  ------------
              NETHERLANDS -- 0.7%
       5,941  Corio N.V. (b)                           290,942
       3,522  Eurocommercial Properties N.V. (b)       149,644
      11,285  NSI N.V. (b)                              50,238
       1,650  Vastned Retail N.V. (b)                   74,609
       3,036  Wereldhave N.V. (b)                      209,045
                                                  ------------
                                                       774,478
                                                  ------------
              NEW ZEALAND -- 0.1%
      87,970  Kiwi Property Group Ltd.                  85,090
                                                  ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) (CONTINUED)
              NORWAY -- 0.1%
       5,415  Entra ASA (c)                       $     55,581
      23,703  Norwegian Property ASA (c)                32,122
                                                  ------------
                                                        87,703
                                                  ------------
              SINGAPORE -- 3.3%
     170,400  Ascendas Real Estate Investment
                 Trust (b)                             305,656
     168,890  CapitaCommercial Trust (b)               222,977
     219,530  CapitaLand Ltd. (b)                      545,829
     224,883  CapitaMall Trust (b)                     345,279
      54,000  CDL Hospitality Trusts (b)                70,697
      51,000  City Developments Ltd. (b)               393,467
     111,876  Fortune REIT (b)                         113,210
     259,000  Global Logistic Properties Ltd. (b)      482,880
      61,521  Keppel Land Ltd. (b)                     158,486
     151,000  Keppel REIT (b)                          138,683
     110,443  Mapletree Commercial Trust (b)           117,530
     102,000  Mapletree Industrial Trust (b)           114,125
     123,453  Mapletree Logistics Trust (b)            110,228
     207,197  Suntec Real Estate Investment
                 Trust (b)                             306,510
      39,000  UOL Group Ltd. (b)                       203,884
                                                  ------------
                                                     3,629,441
                                                  ------------
              SPAIN -- 0.2%
     145,319  Inmobiliaria Colonial S.A. (b) (c)        95,979
      10,841  Merlin Properties Socimi S.A. (c)        131,575
                                                  ------------
                                                       227,554
                                                  ------------
              SWEDEN -- 1.0%
      14,217  Castellum AB (b)                         221,499
       4,081  Dios Fastigheter AB (b)                   30,132
      11,470  Fabege AB (b)                            147,258
       7,994  Fastighets AB Balder,
                 Class B (b) (c)                       112,270
       3,418  Hemfosa Fastigheter AB (b) (c)            72,121
       9,612  Hufvudstaden AB, Class A (b)             124,734
       1,616  Klovern AB, Class A (b)                    1,689
      16,162  Klovern AB, Class B (c)                   15,757
      15,778  Kungsleden AB (b)                        113,474
       8,668  Wallenstam AB, Class B (b)               143,870
       5,730  Wihlborgs Fastigheter AB (b)             104,549
                                                  ------------
                                                     1,087,353
                                                  ------------
              SWITZERLAND -- 0.8%
         829  Allreal Holding AG (b)                   114,420
         534  Mobimo Holding AG (b)                    106,800
       3,450  PSP Swiss Property AG (b)                296,918
       4,773  Swiss Prime Site AG (b)                  350,071
                                                  ------------
                                                       868,209
                                                  ------------


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              UNITED KINGDOM -- 5.7%
      12,343  Big Yellow Group PLC (b)               $ 116,305
      87,571  British Land Co. PLC (b)               1,055,991
      62,988  Capital & Counties Properties
                 PLC (b)                               355,916
         424  Daejan Holdings PLC                       36,710
       8,011  Derwent London PLC (b)                   373,984
      10,820  Development Securities PLC                37,438
      35,613  Grainger PLC (b)                         103,686
      29,815  Great Portland Estates PLC (b)           340,117
      67,892  Hammerson PLC (b)                        635,804
      59,437  Hansteen Holdings PLC (b)                 99,213
       8,603  Helical Bar PLC                           51,322
      79,577  Intu Properties PLC (b)                  411,409
      68,102  Land Securities Group PLC (b)          1,224,180
      50,634  Londonmetric Property PLC                120,429
       9,194  Primary Health Properties PLC             53,020
      42,416  Quintain Estates & Development
                 PLC (c)                                62,969
      17,940  Safestore Holdings PLC (b)                65,262
      64,295  SEGRO PLC (b)                            368,326
      24,087  Shaftesbury PLC (b)                      291,478
      15,284  St. Modwen Properties PLC (b)             91,886
      17,439  UNITE Group (The) PLC (b)                125,713
      10,052  Workspace Group PLC (b)                  118,820
                                                  ------------
                                                     6,139,978
                                                  ------------
              UNITED STATES -- 52.9%
       5,564  Acadia Realty Trust                      178,215
       1,460  Agree Realty Corp.                        45,391
         176  Alexander's, Inc.                         76,944
       6,192  Alexandria Real Estate Equities,
                 Inc.                                  549,478
       3,252  American Assets Trust, Inc.              129,462
       9,071  American Campus Communities, Inc.        375,177
      13,038  American Homes 4 Rent, Class A           222,037
      14,677  American Realty Capital Healthcare
                 Trust, Inc.                           174,656
      80,062  American Realty Capital Properties,
                 Inc.                                  724,561
      12,617  Apartment Investment & Management
                 Co., Class A                          468,722
       6,126  Ashford Hospitality Trust                 64,200
       4,985  Associated Estates Realty Corp.          115,702
      11,356  AvalonBay Communities, Inc.            1,855,457
       2,208  Aviv REIT, Inc.                           76,132
      17,116  BioMed Realty Trust, Inc.                368,679
      13,127  Boston Properties, Inc.                1,689,314
      15,512  Brandywine Realty Trust                  247,882
       9,254  Brixmor Property Group, Inc.             229,869
       7,490  Camden Property Trust                    553,062



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) (CONTINUED)
              UNITED STATES (CONTINUED)
       5,596  Campus Crest Communities, Inc.          $ 40,907
      14,729  CBL & Associates Properties, Inc.        286,037
       6,858  Cedar Realty Trust, Inc.                  50,338
      20,508  Chambers Street Properties               165,294
       2,829  Chatham Lodging Trust                     81,956
       4,757  Chesapeake Lodging Trust                 177,008
       8,021  Corporate Office Properties Trust        227,556
      18,394  Cousins Properties, Inc.                 210,059
      14,119  CubeSmart                                311,606
       7,635  DCT Industrial Trust, Inc.               272,264
      26,470  DDR Corp.                                485,989
      16,917  DiamondRock Hospitality Co.              251,556
      11,716  Digital Realty Trust, Inc.               776,771
      11,639  Douglas Emmett, Inc.                     330,548
      29,533  Duke Realty Corp.                        596,567
       5,692  DuPont Fabros Technology, Inc.           189,202
       2,741  EastGroup Properties, Inc.               173,560
       4,032  Education Realty Trust, Inc.             147,531
       7,035  Empire State Realty Trust, Inc.,
                 Class A                               123,675
       4,955  EPR Properties                           285,557
      11,172  Equity Commonwealth                      286,785
       6,619  Equity LifeStyle Properties, Inc.        341,209
       5,367  Equity One, Inc.                         136,107
      30,851  Equity Residential                     2,216,336
       5,496  Essex Property Trust, Inc.             1,135,474
       5,033  Excel Trust, Inc.                         67,392
       9,423  Extra Space Storage, Inc.                552,565
       5,862  Federal Realty Investment Trust          782,342
      10,791  FelCor Lodging Trust, Inc.               116,759
       9,533  First Industrial Realty Trust, Inc.      195,998
       5,092  First Potomac Realty Trust                62,937
      13,076  Forest City Enterprises, Inc.,
                 Class A (c)                           278,519
       7,643  Franklin Street Properties Corp.          93,780
      43,603  General Growth Properties, Inc.        1,226,552
       2,171  Getty Realty Corp.                        39,534
      12,573  Glimcher Realty Trust                    172,753
       6,092  Government Properties Income Trust       140,177
      39,651  HCP, Inc.                              1,745,834
      28,366  Health Care REIT, Inc.                 2,146,455
       8,449  Healthcare Realty Trust, Inc.            230,827
      10,704  Healthcare Trust of America, Inc.,
                 Class A                               288,366
      14,926  Hersha Hospitality Trust                 104,930
       7,912  Highwoods Properties, Inc.               350,343
       4,928  Home Properties, Inc.                    323,277
      12,969  Hospitality Properties Trust             402,039
      65,454  Host Hotels & Resorts, Inc.            1,555,842


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              UNITED STATES (CONTINUED)
       4,764  Hudson Pacific Properties, Inc.        $ 143,206
       7,414  Inland Real Estate Corp.                  81,183
       9,935  Investors Real Estate Trust               81,169
       7,290  Kilroy Realty Corp.                      503,520
      35,584  Kimco Realty Corp.                       894,582
       7,118  Kite Realty Group Trust                  204,571
       9,013  LaSalle Hotel Properties                 364,756
      20,050  Lexington Realty Trust                   220,149
      12,804  Liberty Property Trust                   481,814
       3,013  LTC Properties, Inc.                     130,071
      13,673  Macerich (The) Co.                     1,140,465
       7,714  Mack-Cali Realty Corp.                   147,029
       6,524  Mid-America Apartment Communities,
                 Inc.                                  487,212
       2,944  National Health Investors, Inc.          205,962
      11,307  National Retail Properties, Inc.         445,157
      14,168  New York REIT, Inc.                      150,039
      11,047  OMEGA Healthcare Investors, Inc.         431,606
      12,491  Paramount Group, Inc. (c)                232,208
       6,936  Parkway Properties, Inc.                 127,553
       6,150  Pebblebrook Hotel Trust                  280,624
       5,671  Pennsylvania Real Estate Investment
                 Trust                                 133,042
       3,984  Physicians Realty Trust                   66,134
      13,375  Piedmont Office Realty Trust, Inc.,
                 Class A                               251,985
       4,698  Post Properties, Inc.                    276,101
      43,130  Prologis, Inc.                         1,855,884
       1,750  PS Business Parks, Inc.                  139,195
      12,554  Public Storage                         2,320,607
       6,628  Ramco-Gershenson Properties Trust        124,209
      19,168  Realty Income Corp.                      914,505
       8,083  Regency Centers Corp.                    515,534
       8,060  Retail Opportunity Investments
                 Corp.                                 135,327
      20,508  Retail Properties of America, Inc.,
                 Class A                               342,279
      11,452  RLJ Lodging Trust                        383,986
       3,151  Rouse Properties, Inc.                    58,357
       4,161  Ryman Hospitality Properties, Inc.       219,451
       4,695  Sabra Health Care REIT, Inc.             142,587
       1,154  Saul Centers, Inc.                        65,997
       3,271  Select Income REIT                        79,845
      17,661  Senior Housing Properties Trust          390,485
       3,078  Silver Bay Realty Trust Corp.             50,972
      27,209  Simon Property Group, Inc.             4,955,031
       8,355  SL Green Realty Corp.                    994,412
       2,926  Sovran Self Storage, Inc.                255,206
      33,185  Spirit Realty Capital, Inc.              394,570


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) (CONTINUED)
              UNITED STATES (CONTINUED)
       5,586  STAG Industrial, Inc.               $    136,857
      23,179  Strategic Hotels & Resorts,
                 Inc. (c)                              306,658
       7,092  Summit Hotel Properties, Inc.             88,224
       3,996  Sun Communities, Inc.                    241,598
      17,809  Sunstone Hotel Investors, Inc.           294,027
       8,309  Tanger Factory Outlet Centers, Inc.      307,101
       5,520  Taubman Centers, Inc.                    421,838
      22,093  UDR, Inc.                                680,906
       1,115  Universal Health Realty Income
                 Trust                                  53,654
       2,264  Urstadt Biddle Properties, Inc.,
                 Class A                                49,536
      25,470  Ventas, Inc.                           1,826,199
      14,502  Vornado Realty Trust                   1,707,030
      13,451  Washington Prime Group, Inc.             231,626
       5,776  Washington Real Estate Investment
                 Trust                                 159,764
       9,538  Weingarten Realty Investors              333,067
       2,808  Winthrop Realty Trust                     43,777
       7,620  WP Carey, Inc.                           534,162
                                                  ------------
                                                    57,556,654
                                                  ------------
              TOTAL COMMON STOCKS -- 99.4%         108,030,578
              (Cost $86,886,690)                  ------------

              INVESTMENT COMPANIES -- 0.3%
              GUERNSEY -- 0.3%
      45,736  F&C Commercial Property Trust Ltd.        97,232
      20,013  F&C UK Real Estate Investment Ltd.        29,321
      30,659  MedicX Fund Ltd.                          39,662
      38,073  Picton Property Income Ltd.               38,571
      44,950  Schroder Real Estate Investment
                 Trust Ltd.                             41,685
      21,171  Standard Life Investment Property
                 Income Trust PLC (b)                   25,795
      38,300  UK Commercial Property Trust              52,651
                                                  ------------
              TOTAL INVESTMENT COMPANIES -- 0.3%       324,917
              (Cost $275,213)                     ------------

              TOTAL INVESTMENTS -- 99.7%           108,355,495
              (Cost $87,161,903) (e)

              NET OTHER ASSETS AND
                 LIABILITIES -- 0.3%                   366,321
                                                  ------------
              NET ASSETS -- 100.0%                $108,721,816
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $44,559,124 or 40.98% of net assets.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,126,484 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,932,892.


                See Notes to Quarterly Portfolio of Investments

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)

December 31, 2014 (Unaudited)


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
   Australia         $  6,356,384   $          --   $  6,356,384   $          --
   Austria                282,747              --        282,747              --
   Belgium                478,718         125,745        352,973              --
   Bermuda                888,015              --        888,015              --
   Canada               3,514,501       3,514,501             --              --
   Finland                197,531              --        197,531              --
   France               3,511,966         104,207      3,407,759              --
   Germany              2,114,183          44,106      2,070,077              --
   Greece                  30,916              --         30,916              --
   Hong Kong            6,956,401       1,237,414      5,718,987              --
   Isle of Man             63,946          63,946             --              --
   Israel                 103,745         103,745             --              --
   Italy                   85,209          64,918         20,291              --
   Japan               12,571,771              --     12,571,771              --
   Luxembourg             418,085              --        418,085              --
   Netherlands            774,478              --        774,478              --
   New Zealand             85,090          85,090             --              --
   Norway                  87,703          87,703             --              --
   Singapore            3,629,441              --      3,629,441              --
   Spain                  227,554         131,575         95,979              --
   Sweden               1,087,353          15,757      1,071,596              --
   Switzerland            868,209              --        868,209              --
   United Kingdom       6,139,978         361,888      5,778,090              --
   United States       57,556,654      57,556,654             --              --
                     -----------------------------------------------------------
Total Common Stocks   108,030,578      63,497,249     44,533,329              --
Investment Companies      324,917         299,122         25,795              --
                     -----------------------------------------------------------
Total Investments    $108,355,495   $  63,796,371   $ 44,559,124   $          --
                     ===========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $43,609,964 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------

Real Estate Investment Trusts                        79.6%
Real Estate Management & Development                 20.0
Health Care Providers & Services                      0.1
Capital Markets                                       0.0*
----------------------------------------------------------
TOTAL INVESTMENTS                                    99.7
NET OTHER ASSETS AND LIABILITIES                      0.3
                                                ----------
TOTAL                                               100.0%
                                                ==========


*     Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 99.8%
              AUSTRALIA -- 13.5%
   1,287,421  Adelaide Brighton Ltd. (b)          $  3,730,382
     819,931  ALS Ltd. (b)                           3,551,761
     168,951  Australia and New Zealand
                 Banking Group Ltd. (b)              4,396,098
      68,483  Commonwealth Bank of
                 Australia (b)                       4,758,115
   2,847,694  Metcash Ltd. (b)                       4,291,723
     422,235  Mineral Resources Ltd. (b)             2,583,945
     174,573  National Australia Bank Ltd. (b)       4,760,655
     278,931  Orica Ltd. (b)                         4,274,224
   1,624,965  Scentre Group (b) (c)                  4,603,808
   1,734,378  Stockland (b)                          5,796,090
     354,660  Suncorp Group Ltd. (b)                 4,051,562
   1,413,965  Sydney Airport (b)                     5,413,359
   1,152,877  Telstra Corp. Ltd. (b)                 5,597,019
     106,677  Wesfarmers Ltd. (b)                    3,611,833
     175,241  Westpac Banking Corp. (b)              4,713,246
     137,954  Woodside Petroleum Ltd. (b)            4,266,546
                                                  ------------
                                                    70,400,366
                                                  ------------
              AUSTRIA -- 0.4%
      68,462  OMV AG (b)                             1,817,894
                                                  ------------
              BELGIUM -- 2.3%
     330,880  Belgacom S.A. (b)                     12,005,519
                                                  ------------
              BERMUDA -- 4.1%
     634,809  Catlin Group Ltd. (b)                  6,612,734
     870,804  Lancashire Holdings Ltd. (b)           7,579,182
     137,566  Seadrill Ltd. (b)                      1,591,661
     411,247  VTech Holdings Ltd.                    5,897,193
                                                  ------------
                                                    21,680,770
                                                  ------------
              CANADA -- 6.7%
     121,008  BCE, Inc.                              5,549,411
     359,559  Canadian Oil Sands Ltd.                3,224,828
     173,629  Crescent Point Energy Corp.            4,021,653
     162,592  Emera, Inc.                            5,407,604
     201,899  Manitoba Telecom Services, Inc.        4,707,733
     174,853  Russel Metals, Inc.                    3,897,997
     110,810  TELUS Corp.                            3,995,379
      86,375  TransCanada Corp.                      4,245,147
                                                  ------------
                                                    35,049,752
                                                  ------------
              DENMARK -- 1.2%
      55,774  Tryg A/S (b)                           6,232,014
                                                  ------------
              FINLAND -- 3.8%
     253,753  Fortum Oyj (b)                         5,509,384
     124,993  Konecranes Oyj (b)                     3,574,207
     161,044  Metso Oyj (b)                          4,821,619


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              FINLAND (CONTINUED)
     246,052  Nokian Renkaat Oyj (b)              $  6,002,098
                                                  ------------
                                                    19,907,308
                                                  ------------
              FRANCE -- 9.1%
     149,909  Bouygues S.A. (b)                      5,412,956
     315,778  CNP Assurances (b)                     5,598,180
     347,164  GDF Suez (b)                           8,095,551
     138,491  Lagardere S.C.A. (b)                   3,606,589
      86,156  Neopost S.A.                           4,915,024
     621,538  Orange S.A. (b)                       10,570,346
      87,119  Total S.A. (b)                         4,463,294
     207,505  Vivendi S.A. (b)                       5,164,923
                                                  ------------
                                                    47,826,863
                                                  ------------
              GERMANY -- 5.9%
     316,995  Deutsche Telekom AG (b)                5,072,041
     255,078  K+S AG (b)                             7,038,936
     334,185  ProSiebenSat.1 Media AG (b)           13,963,398
     161,098  RWE AG (b)                             4,972,249
                                                  ------------
                                                    31,046,624
                                                  ------------
              HONG KONG -- 2.7%
  13,070,309  PCCW Ltd. (b)                          8,899,453
     892,373  Television Broadcasts Ltd.             5,195,675
                                                  ------------
                                                    14,095,128
                                                  ------------
              ITALY -- 1.7%
     205,274  Atlantia S.p.A. (b)                    4,770,983
     248,020  Eni S.p.A. (b)                         4,344,452
                                                  ------------
                                                     9,115,435
                                                  ------------
              JAPAN -- 0.7%
      95,800  Eisai Co., Ltd. (b)                    3,704,891
                                                  ------------
              NETHERLANDS -- 0.7%
      65,618  Koninklijke Boskalis Westminster
                 N.V. (b)                            3,589,647
                                                  ------------
              NEW ZEALAND -- 2.8%
     543,908  Fletcher Building Ltd. (b)             3,504,279
   4,526,349  Spark New Zealand Ltd. (b)            10,972,600
                                                  ------------
                                                    14,476,879
                                                  ------------
              NORWAY -- 0.4%
     207,603  Fred Olsen Energy ASA (b)              1,899,680
                                                  ------------
              PORTUGAL -- 1.3%
   1,792,471  EDP-Energias de Portugal
                 S.A. (b)                            6,950,582
                                                  ------------
              SINGAPORE -- 1.3%
     378,500  Keppel Corp. Ltd. (b)                  2,522,845


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) (CONTINUED)
              SINGAPORE (CONTINUED)
   1,328,000  StarHub Ltd. (b)                    $  4,149,158
                                                  ------------
                                                     6,672,003
                                                  ------------
              SPAIN -- 3.0%
     136,761  ACS Actividades de Construccion
                 y Servicios S.A. (b)                4,766,826
     194,543  Gas Natural SDG S.A. (b)               4,887,046
     857,944  Mapfre S.A. (b)                        2,899,845
     224,238  Telefonica S.A. (b)                    3,219,511
                                                  ------------
                                                    15,773,228
                                                  ------------
              SWEDEN -- 3.5%
     155,857  NCC AB, Class B (b)                    4,907,038
     245,452  Skanska AB, Class B (b)                5,269,954
      79,217  Svenska Handelsbanken AB, Class
                 A (b)                               3,706,395
     660,086  TeliaSonera AB (b)                     4,243,936
                                                  ------------
                                                    18,127,323
                                                  ------------
              SWITZERLAND -- 2.3%
       8,955  Swisscom AG (b)                        4,699,026
      23,663  Zurich Insurance Group AG (b)          7,394,743
                                                  ------------
                                                    12,093,769
                                                  ------------
              UNITED KINGDOM -- 12.6%
     647,735  Amlin PLC (b)                          4,804,787
      91,653  AstraZeneca PLC (b)                    6,473,532
     600,513  BAE Systems PLC (b)                    4,391,678
   1,093,461  Balfour Beatty PLC                     3,613,057
   6,594,134  Cable & Wireless Communications
                 PLC (b)                             5,068,644
   1,117,337  Carillion PLC (b)                      5,789,624
      86,846  Ensco PLC, Class A                     2,601,038
     470,745  Halfords Group PLC (b)                 3,435,171
   3,937,307  Ladbrokes PLC (b)                      6,735,962
     182,710  Provident Financial PLC (b)            6,974,374
     153,606  Royal Dutch Shell PLC,
                 Class A (b)                         5,119,572
     148,838  Severn Trent PLC (b)                   4,642,155
     446,307  United Utilities Group PLC (b)         6,339,323
                                                  ------------
                                                    65,988,917
                                                  ------------
              UNITED STATES -- 19.8%
     132,307  Altria Group, Inc.                     6,518,766
      90,140  American Electric Power Co.,
                 Inc.                                5,473,301
     141,548  AT&T, Inc.                             4,754,597
     142,703  CenterPoint Energy, Inc.               3,343,531
     200,755  CenturyLink, Inc.                      7,945,883
      74,985  Consolidated Edison, Inc.              4,949,760
      55,488  DTE Energy Co.                         4,792,498
      76,073  Eli Lilly and Co.                      5,248,276


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              UNITED STATES (CONTINUED)
     174,740  FirstEnergy Corp.                   $  6,813,113
     146,215  HollyFrontier Corp.                    5,480,138
      84,716  Integrys Energy Group, Inc.            6,595,141
      82,420  Lorillard, Inc.                        5,187,515
     881,628  PDL BioPharma, Inc.                    6,797,352
     290,587  Pepco Holdings, Inc.                   7,825,508
     284,569  R.R. Donnelley & Sons Co.              4,782,182
      90,891  SCANA Corp.                            5,489,816
     119,054  Southern (The) Co.                     5,846,742
     294,479  TECO Energy, Inc.                      6,033,875
                                                  ------------
                                                   103,877,994
                                                  ------------
              TOTAL INVESTMENTS -- 99.8%           522,332,586
              (Cost $517,795,565) (d)

              NET OTHER ASSETS AND
                 LIABILITIES -- 0.2%                 1,142,438
                                                  ------------
              NET ASSETS -- 100.0%                $523,475,024
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $361,182,853 or 69.00% of net assets.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $57,518,883 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $52,981,862.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

DECEMBER 31, 2014 (UNAUDITED)


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
   Australia         $ 70,400,366   $          --   $ 70,400,366   $          --
   Austria              1,817,894              --      1,817,894              --
   Belgium             12,005,519              --     12,005,519              --
   Bermuda             21,680,770       5,897,193     15,783,577              --
   Canada              35,049,752      35,049,752             --              --
   Denmark              6,232,014              --      6,232,014              --
   Finland             19,907,308              --     19,907,308              --
   France              47,826,863       4,915,024     42,911,839              --
   Germany             31,046,624              --     31,046,624              --
   Hong Kong           14,095,128       5,195,675      8,899,453              --
   Italy                9,115,435              --      9,115,435              --
   Japan                3,704,891              --      3,704,891              --
   Netherlands          3,589,647              --      3,589,647              --
   New Zealand         14,476,879              --     14,476,879              --
   Norway               1,899,680              --      1,899,680              --
   Portugal             6,950,582              --      6,950,582              --
   Singapore            6,672,003              --      6,672,003              --
   Spain               15,773,228              --     15,773,228              --
   Sweden              18,127,323              --     18,127,323              --
   Switzerland         12,093,769              --     12,093,769              --
   United Kingdom      65,988,917       6,214,095     59,774,822              --
   United States      103,877,994     103,877,994             --              --
                     -----------------------------------------------------------
Total Investments    $522,332,586   $ 161,149,733   $361,182,853   $          --
                     ===========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $361,182,853 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level l to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Diversified Telecommunication Services               19.6%
Insurance                                             8.6
Multi-Utilities                                       8.5
Electric Utilities                                    8.4
Oil, Gas & Consumable Fuels                           7.1
Construction & Engineering                            6.4
Media                                                 4.4
Banks                                                 4.3
Pharmaceuticals                                       2.9
Tobacco                                               2.2
Chemicals                                             2.2
Water Utilities                                       2.1
Real Estate Investment Trusts                         2.0
Transportation Infrastructure                         1.9
Machinery                                             1.6
Food & Staples Retailing                              1.5
Commercial Services & Supplies                        1.4
Construction Materials                                1.4
Consumer Finance                                      1.3
Biotechnology                                         1.3
Hotels, Restaurants & Leisure                         1.3
Energy Equipment & Services                           1.2
Auto Components                                       1.1
Communications Equipment                              1.1
Technology Hardware, Storage & Peripherals            0.9
Gas Utilities                                         0.9
Aerospace & Defense                                   0.8
Wireless Telecommunication Services                   0.8
Trading Companies & Distributors                      0.7
Professional Services                                 0.7
Specialty Retail                                      0.7
Industrial Conglomerates                              0.5
----------------------------------------------------------
TOTAL INVESTMENTS                                    99.8
NET OTHER ASSETS AND LIABILITIES                      0.2
                                                ----------
TOTAL                                               100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

DECEMBER 31, 2014 (UNAUDITED)


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION              INVESTMENTS
----------------------------------------------------------
Euro                                                 29.3%
United States Dollar                                 20.4
British Pound Sterling                               13.9
Australian Dollar                                    13.5
Canadian Dollar                                       6.7
Hong Kong Dollar                                      3.8
Swedish Krona                                         3.5
New Zealand Dollar                                    2.8
Swiss Franc                                           2.3
Singapore Dollar                                      1.3
Danish Krone                                          1.2
Japanese Yen                                          0.7
Norwegian Krone                                       0.6
                                                ----------
TOTAL                                              100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 99.8%
              AUSTRALIA -- 2.5%
   5,349,847  Infigen Energy (b) (c)              $  1,040,379
                                                  ------------
              BERMUDA -- 4.0%
  31,824,180  China WindPower Group
                 Ltd. (b) (c)                        1,684,554
                                                  ------------
              BRAZIL -- 0.8%
     154,462  Centrais Eletricas Brasileiras
                 S.A., ADR                             330,549
                                                  ------------
              CAYMAN ISLANDS -- 0.3%
     215,587  China High Speed Transmission
                 Equipment Group Co., Ltd. (b) (c)     133,462
                                                  ------------
              CHINA -- 8.0%
   2,972,225  China Longyuan Power Group Corp.,
                 Class H (b)                         3,064,960
     646,025  China Suntien Green Energy Corp.,
                 Class H (b)                           134,410
     220,864  Harbin Electric Co., Ltd.,
                 Class H (b)                           137,260
                                                  ------------
                                                     3,336,630
                                                  ------------
              DENMARK -- 11.2%
   1,384,694  Greentech Energy Systems
                 A/S (b) (c)                         1,620,919
      83,694  Vestas Wind Systems A/S (b) (c)        3,039,492
                                                  ------------
                                                     4,660,411
                                                  ------------
              FRANCE -- 4.0%
      13,701  Alstom S.A. (b) (c)                      441,894
   1,921,620  Theolia S.A. (b) (c)                   1,242,448
                                                  ------------
                                                     1,684,342
                                                  ------------
              GERMANY -- 15.4%
      44,261  E. ON SE (b)                             756,497
     139,999  Nordex SE (b) (c)                      2,497,717
     689,450  PNE Wind AG (b)                        1,807,349
      18,484  RWE AG (b)                               570,504
       6,875  Siemens AG, ADR                          770,000
                                                  ------------
                                                     6,402,067
                                                  ------------
              GREECE -- 0.3%
      51,226  Terna Energy S.A. (b)                    116,850
                                                  ------------
              ITALY -- 1.1%
     218,112  Enel Green Power S.p.A. (b)              456,981
                                                  ------------
              JAPAN -- 4.5%
     346,527  Japan Wind Development   Co.,
                 Ltd. (b) (c)                        1,237,016
      47,600  Mitsui & Co., Ltd. (b)                   637,513
                                                  ------------
                                                     1,874,529
                                                  ------------

SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              PORTUGAL -- 1.5%
     155,597  EDP-Energias de Portugal S.A. (b)      $ 603,351
                                                  ------------
              SOUTH KOREA -- 0.3%
      47,482  Dongkuk Structure & Construction
                 Co., Ltd. (b) (c)                     134,088
                                                  ------------
              SPAIN -- 21.1%
       4,517  Acciona S.A. (b) (c)                     304,805
     377,073  EDP Renovaveis S.A. (b)                2,453,868
      32,655  Endesa S.A. (b)                          653,732
     256,380  Gamesa Corp. Tecnologica
                 S.A. (b) (c)                        2,314,315
     453,541  Iberdrola S.A. (b)                     3,057,212
                                                  ------------
                                                     8,783,932
                                                  ------------
              SWEDEN -- 7.0%
     450,244  Arise AB (b) (c)                         987,559
     347,565  Eolus Vind AB, Class B (b)             1,286,679
      30,247  SKF AB, Class B (b)                      637,169
                                                  ------------
                                                     2,911,407
                                                  ------------
              SWITZERLAND -- 0.7%
      10,136  BKW AG                                   300,247
                                                  ------------
              UNITED KINGDOM -- 4.0%
      21,476  BP PLC, ADR                              818,665
      12,489  Royal Dutch Shell PLC, Class A,
                 ADR                                   836,139
                                                  ------------
                                                     1,654,804
                                                  ------------
              UNITED STATES -- 13.1%
      35,137  AES (The) Corp.                          483,837
      10,197  Allegheny Technologies, Inc.             354,550
       7,365  Alliant Energy Corp.                     489,183
     187,916  Capstone Turbine Corp. (c)               138,926
       9,412  Duke Energy Corp.                        786,279
      20,644  Federal-Mogul Holdings Corp. (c)         332,162
      31,269  General Electric Co.                     790,168
       6,176  NextEra Energy, Inc.                     656,447
      17,516  NRG Energy, Inc.                         472,056
       4,572  Otter Tail Corp.                         141,549
      17,302  Trinity Industries, Inc.                 484,629
       6,480  Woodward, Inc.                           319,010
                                                  ------------
                                                     5,448,796
                                                  ------------
              TOTAL INVESTMENTS -- 99.8%            41,557,379
              (Cost $48,987,961) (d)

              NET OTHER ASSETS AND
                 LIABILITIES -- 0.2%                    79,298
                                                  ------------
              NET ASSETS -- 100.0%                $ 41,636,677
                                                  ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

DECEMBER 31, 2014 (UNAUDITED)



(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $33,052,983 or 79.38% of net assets.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,655,988 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,086,570.

ADR - American Depositary Receipt


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
  Australia          $  1,040,379   $          --   $  1,040,379    $         --
  Bermuda               1,684,554              --      1,684,554              --
  Brazil                  330,549         330,549             --              --
  Cayman Islands          133,462              --        133,462              --
  China                 3,336,630              --      3,336,630              --
  Denmark               4,660,411              --      4,660,411              --
  France                1,684,342              --      1,684,342              --
  Germany               6,402,067         770,000      5,632,067              --
  Greece                  116,850              --        116,850              --
  Italy                   456,981              --        456,981              --
  Japan                 1,874,529              --      1,874,529              --
  Portugal                603,351              --        603,351              --
  South Korea             134,088              --        134,088              --
  Spain                 8,783,932              --      8,783,932              --
  Sweden                2,911,407              --      2,911,407              --
  Switzerland             300,247         300,247             --              --
  United Kingdom        1,654,804       1,654,804             --              --
  United States         5,448,796       5,448,796             --              --
                     -----------------------------------------------------------
Total Investments    $ 41,557,379   $   8,504,396   $ 33,052,983   $          --
                     ===========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $32,903,830 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

DECEMBER 31, 2014 (UNAUDITED)


                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Independent Power and Renewable
     Electricity Producers                           28.7%
Electrical Equipment                                 25.2
Electric Utilities                                   19.4
Construction & Engineering                            7.5
Multi-Utilities                                       4.4
Oil, Gas & Consumable Fuels                           4.3
Industrial Conglomerates                              3.7
Machinery                                             3.5
Trading Companies & Distributors                      1.5
Metals & Mining                                       0.8
Auto Components                                       0.8
----------------------------------------------------------
TOTAL INVESTMENTS                                    99.8
NET OTHER ASSETS AND LIABILITIES                      0.2
                                                ----------
TOTAL                                               100.0%
                                                ==========


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION              INVESTMENTS
----------------------------------------------------------
Euro                                                 41.6%
United States Dollar                                 19.8
Hong Kong Dollar                                     12.4
Danish Krone                                         11.2
Swedish Krona                                         7.0
Japanese Yen                                          4.5
Australian Dollar                                     2.5
Swiss Franc                                           0.7
South Korean Won                                      0.3
                                                ----------
TOTAL                                               100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 99.5%
              AUSTRALIA -- 1.4%
      10,299  Leighton Holdings Ltd. (b)          $    187,530
                                                  ------------
              CANADA -- 4.4%
       9,166  SNC-Lavalin Group, Inc.                  349,583
       9,089  Stantec, Inc.                            249,795
                                                  ------------
                                                       599,378
                                                  ------------
              CAYMAN ISLANDS -- 1.6%
     150,859  China State Construction
                 International Holdings Ltd. (b)       210,981
                                                  ------------
              CHINA -- 5.8%
     347,065  China Communications Construction
                 Co., Ltd., Class H (b)                415,649
     448,795  China Railway Group Ltd.,
                 Class H (b)                           367,056
                                                  ------------
                                                       782,705
                                                  ------------
              FINLAND -- 0.2%
       4,662  YIT Oyj (b)                               24,126
                                                  ------------
              FRANCE -- 8.6%
      11,556  Bouygues S.A. (b)                        417,267
       5,765  Eiffage S.A. (b)                         292,284
       8,163  Vinci S.A. (b)                           445,722
                                                  ------------
                                                     1,155,273
                                                  ------------
              GERMANY -- 1.4%
       2,780  Hochtief AG (b)                          196,125
                                                  ------------
              ITALY -- 0.7%
      24,634  Salini Impregilo S.p.A. (b) (c)           89,432
                                                  ------------
              JAPAN -- 25.8%
      30,000  CHIYODA Corp. (b)                        248,550
      17,200  COMSYS Holdings Corp. (b)                235,292
      17,000  JGC Corp. (b)                            349,975
      78,000  KAJIMA Corp. (b)                         320,762
       3,000  KANDENKO Co., Ltd. (b)                    17,218
      13,000  Kinden Corp. (b)                         131,309
      91,000  Kumagai Gumi Co. Ltd. (b) (c)            291,392
       5,900  KYOWA EXEO Corp. (b)                      62,922
      20,000  Maeda Corp. (b)                          163,083
       3,000  Maeda Road Construction Co.,
                 Ltd. (b)                               44,499
      46,000  Nishimatsu Construction Co.,
                 Ltd. (b)                              188,215
      50,000  OBAYASHI Corp. (b)                       322,310
       5,000  OKUMURA Corp. (b)                         22,577
      39,800  Penta-Ocean Construction Co.,
                 Ltd. (b)                              135,789
      50,000  SHIMIZU Corp. (b)                        339,604
       2,100  SHO-BOND Holdings Co., Ltd. (b)           82,110
      73,000  TAISEI Corp. (b)                         414,057
      26,000  TODA Corp. (b)                           102,544



SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              JAPAN (CONTINUED)
         500  TOSHIBA Plant Systems & Services
                 Corp. (b)                             $ 7,734
                                                  ------------
                                                     3,479,942
                                                  ------------
              NETHERLANDS -- 7.6%
       5,644  Arcadis N.V. (b)                         169,279
       9,734  Chicago Bridge & Iron Co. N.V.           408,633
      31,197  Koninklijke BAM Groep N.V. (b)            95,843
       5,433  Koninklijke Boskalis Westminster
                 N.V. (b)                              297,214
      12,473  Royal Imtech N.V. (b) (c)                 57,615
                                                  ------------
                                                     1,028,584
                                                  ------------
              PANAMA -- 1.5%
      71,482  McDermott International, Inc. (c)        208,013
                                                  ------------
              SPAIN -- 7.7%
      11,610  ACS Actividades de Construccion y
                 Servicios S.A. (b)                    404,668
       9,090  Obrascon Huarte Lain S.A. (b)            202,836
      64,825  Sacyr S.A. (b) (c)                       221,674
       4,935  Tecnicas Reunidas S.A. (b)               215,707
                                                  ------------
                                                     1,044,885
                                                  ------------
              SWEDEN -- 5.6%
       8,515  NCC AB, Class B (b)                      268,088
      22,366  Peab AB (b)                              157,018
      15,625  Skanska AB, Class B (b)                  335,475
                                                  ------------
                                                       760,581
                                                  ------------
              UNITED KINGDOM -- 6.7%
      27,898  Amec Foster Wheeler PLC (b)              368,443
      78,631  Balfour Beatty PLC                       259,816
       6,223  Galliford Try PLC (b)                    124,358
       2,812  Keller Group PLC (b)                      38,238
       5,406  WS Atkins PLC (b)                        114,491
                                                  ------------
                                                       905,346
                                                  ------------
              UNITED STATES -- 20.5%
      12,461  AECOM (c)                                378,440
       4,425  Dycom Industries, Inc. (c)               155,273
       6,400  EMCOR Group, Inc.                        284,736
       7,471  Fluor Corp.                              452,967
       4,100  Granite Construction, Inc.               155,882
      10,005  Jacobs Engineering Group, Inc. (c)       447,123
      19,206  KBR, Inc.                                325,542
       2,190  Matrix Service Co. (c)                    48,881
      15,138  Quanta Services, Inc. (c)                429,768
       3,466  Tutor Perini Corp. (c)                    83,427
                                                  ------------
                                                     2,762,039
                                                  ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

DECEMBER 31, 2014 (UNAUDITED)


              DESCRIPTION                                VALUE
--------------------------------------------------------------

              TOTAL INVESTMENTS -- 99.5%          $ 13,434,940
              (Cost $14,511,315) (d)

              NET OTHER ASSETS AND
                 LIABILITIES -- 0.5%                    63,014
                                                  ------------

              NET ASSETS -- 100.0%                $ 13,497,954
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $9,197,061 or 68.14% of net assets.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $756,480 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,832,855.


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
   Australia         $    187,530            $ --      $ 187,530    $         --
   Canada                 599,378         599,378             --              --
   Cayman Islands         210,981              --        210,981              --
   China                  782,705              --        782,705              --
   Finland                 24,126              --         24,126              --
   France               1,155,273              --      1,155,273              --
   Germany                196,125              --        196,125              --
   Italy                   89,432              --         89,432              --
   Japan                3,479,942              --      3,479,942              --
   Netherlands          1,028,584         408,633        619,951              --
   Panama                 208,013         208,013             --              --
   Spain                1,044,885              --      1,044,885              --
   Sweden                 760,581              --        760,581              --
   United Kingdom         905,346         259,816        645,530              --
   United States        2,762,039       2,762,039             --              --
                     -----------------------------------------------------------
Total Investments    $ 13,434,940   $   4,237,879   $  9,197,061    $         --
                     ===========================================================


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $7,005,188 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Construction & Engineering                           90.6%
Energy Equipment & Services                           6.2
Professional Services                                 2.7
----------------------------------------------------------
TOTAL INVESTMENTS                                    99.5
NET OTHER ASSETS AND LIABILITIES                      0.5
                                                ----------
TOTAL                                               100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

DECEMBER 31, 2014 (UNAUDITED)

                                               % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION             INVESTMENTS
----------------------------------------------------------
Japanese Yen                                         25.9%
United States Dollar                                 25.1
Euro                                                 23.3
Hong Kong Dollar                                      7.4
British Pound Sterling                                6.7
Swedish Krona                                         5.7
Canadian Dollar                                       4.5
Australian Dollar                                     1.4
                                                ----------
TOTAL                                              100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 100.0%
              CAYMAN ISLANDS -- 2.9%
     442,000  Wasion Group Holdings Ltd. (b)         $ 410,309
                                                  ------------

              FRANCE -- 7.9%
       2,957  Alstom S.A. (b) (c)                       95,371
         360  Saft Groupe S.A. (b)                      10,920
      13,955  Schneider Electric SE (b)              1,016,335
                                                  ------------
                                                     1,122,626
                                                  ------------
              GERMANY -- 3.1%
       2,405  Siemens AG (b)                           269,851
       9,647  SMA Solar Technology
                 AG (b) (c) (d)                        174,605
                                                  ------------
                                                       444,456
                                                  ------------
              IRELAND -- 2.0%
       4,206  Eaton Corp. PLC                          285,840
                                                  ------------
              ITALY -- 4.1%
      31,677  Prysmian S.p.A. (b)                      577,275
                                                  ------------
              JAPAN -- 6.1%
      36,000  NEC Corp. (b)                            104,616
       4,000  NGK Insulators Ltd. (b)                   81,993
      26,000  Osaki Electric Co., Ltd. (b) (d)         179,688
      22,100  Panasonic Corp. (b)                      260,304
      56,000  TOSHIBA Corp. (b)                        236,169
                                                  ------------
                                                       862,770
                                                  ------------
              SPAIN -- 7.7%
      12,427  Red Electrica Corp. S.A. (b)           1,095,461
                                                  ------------
              SWITZERLAND -- 7.6%
      50,697  ABB Ltd. (b)                           1,072,654
                                                  ------------
              UNITED KINGDOM -- 2.4%
      14,656  Melrose Industries PLC (b)                60,668
      19,590  National Grid PLC (b)                    277,969
                                                  ------------
                                                       338,637
                                                  ------------
              UNITED STATES -- 56.2%
      27,931 Advanced Energy Industries, Inc. (c) 661,965 72,764 American Superconductor
                 Corp. (c) (d)                          53,904
         351  AZZ, Inc.                                 16,469
      10,358  Badger Meter, Inc.                       614,747
         340  Digi International, Inc. (c)               3,159
      24,063  EnerNOC, Inc. (c)                        371,773
         620  EnerSys                                   38,266
      25,874  Enphase Energy, Inc. (c) (d)             369,739
      15,842  ESCO Technologies, Inc.                  584,570
      41,471  General Cable Corp.                      617,918
      10,771  General Electric Co.                     272,183
       2,880  Honeywell International, Inc.            287,770
         709  Hubbell, Inc., Class B                    75,742
      30,041  ITC Holdings Corp.                     1,214,558


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              UNITED STATES (CONTINUED)
      14,125  Itron, Inc. (c)                       $  597,346
       5,706  Johnson Controls, Inc.                   275,828
         873  MasTec, Inc. (c)                          19,739
      19,257  MYR Group, Inc. (c)                      527,642
      19,072  PowerSecure International, Inc. (c)      222,189
      37,419  Quanta Services, Inc. (c)              1,062,325
         310  Valmont Industries, Inc.                  39,370
         535  WESCO International, Inc. (c)             40,772
                                                  ------------
                                                     7,967,974
                                                  ------------
              TOTAL COMMON STOCKS -- 100.0%         14,178,002
              (Cost $13,375,415)                  ------------

              MONEY MARKET FUNDS -- 0.3%
      38,239  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class - 0.01%
                 (e) (f)                                38,239
              (Cost $38,239)                      ------------

 PRINCIPAL
   VALUE
------------

              REPURCHASE AGREEMENTS -- 3.1%
$     83,954  JPMorgan Chase & Co., 0.06% (e),
                 dated 12/31/14, due 01/02/15,
                 with a maturity value of
                 $83,954. Collateralized by U.S.
                 Treasury Notes, interest rates
                 of 0.75% to 1.25%, due 01/15/17
                 to 11/30/18. The value of the
                 collateral including accrued
                 interest is $85,903. (f)               83,954
     364,778  RBC Capital Markets LLC,
                 0.06% (e), dated 12/31/14, due
                 01/02/15, with a maturity value
                 of $364,779. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 0.25% to 1.75%, due
                 12/31/15 to 09/30/19. The value
                 of the collateral including
                 accrued interest is $373,154. (f)     364,778
                                                  ------------
              TOTAL REPURCHASE AGREEMENTS -- 3.1%      448,732
              (Cost $448,732)                     ------------

              TOTAL INVESTMENTS -- 103.4%           14,664,973
              (Cost $13,862,386) (g)

              NET OTHER ASSETS AND
                 LIABILITIES -- (3.4)%                (487,516)
                                                  ------------
              NET ASSETS -- 100.0%                $ 14,177,457
                                                  ============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

DECEMBER 31, 2014 (UNAUDITED)


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $5,924,188 or 41.79% of net assets.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $461,407 and the total value of the collateral held by the Fund is $486,971.

(e)   Interest rate shown reflects yield as of December 31, 2014.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,579,755 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $777,168.


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
   Cayman Islands    $    410,309   $          --   $    410,309    $         --
   France               1,122,626              --      1,122,626              --
   Germany                444,456              --        444,456              --
   Ireland                285,840         285,840             --              --
   Italy                  577,275              --        577,275              --
   Japan                  862,770              --        862,770              --
   Spain                1,095,461              --      1,095,461              --
   Switzerland          1,072,654              --      1,072,654              --
   United Kingdom         338,637              --        338,637              --
   United States        7,967,974       7,967,974             --              --
                     -----------------------------------------------------------
Total Common Stocks    14,178,002       8,253,814      5,924,188              --
Money Market Funds         38,239          38,239             --              --
Repurchase
   Agreements             448,732              --        448,732              --
                     -----------------------------------------------------------
Total Investments    $ 14,664,973    $   8,292,053   $  6,372,920    $        --
                     ===========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $5,714,038 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

DECEMBER 31, 2014 (UNAUDITED)


                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Electrical Equipment                                 31.4%
Electric Utilities                                   16.3
Electronic Equipment, Instruments &
   Components                                        12.7
Construction & Engineering                           11.4
Semiconductors & Semiconductor Equipment              5.9
Industrial Conglomerates                              5.5
Machinery                                             5.4
Repurchase Agreements                                 3.1
Software                                              2.6
Aerospace & Defense                                   2.0
Multi-Utilities                                       2.0
Auto Components                                       2.0
Household Durables                                    1.8
Technology Hardware, Storage & Peripherals            0.7
Trading Companies & Distributors                      0.3
Money Market Funds                                    0.3
Communications Equipment                              0.0*
----------------------------------------------------------
TOTAL INVESTMENTS                                   103.4
NET OTHER ASSETS AND LIABILITIES                     (3.4)
                                                ----------
TOTAL                                               100.0%
                                                ==========

*     Amount is less than 0.1%.


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION              INVESTMENTS
----------------------------------------------------------
United States Dollar                                 59.6%
Euro                                                 22.1
Swiss Franc                                           7.3
Japanese Yen                                          5.9
Hong Kong Dollar                                      2.8
British Pound Sterling                                2.3
                                                ----------
TOTAL                                               100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 100.8%
              AUSTRALIA -- 4.5%
     294,434  Aditya Birla Minerals Ltd. (b) (c)      $ 46,276
     286,948  OZ Minerals Ltd. (c)                     805,024
                                                  ------------
                                                       851,300
                                                  ------------
              CANADA -- 38.9%
     479,333  Capstone Mining Corp. (b)                837,533
     384,164  Copper Mountain Mining Corp. (b)         522,447
      95,738  First Quantum Minerals Ltd.            1,360,505
      95,334  HudBay Minerals, Inc.                    830,418
     107,117  Imperial Metals Corp. (b)                920,148
     379,103  Katanga Mining Ltd. (b)                  114,207
     187,440  Lundin Mining Corp. (b)                  922,841
   1,293,588  Northern Dynasty Minerals Ltd. (b)       524,550
     486,122  Taseko Mines Ltd. (b)                    500,706
     285,355  Turquoise Hill Resources Ltd. (b)        881,756
                                                  ------------
                                                     7,415,111
                                                  ------------
              CHINA -- 4.5%
     504,786  Jiangxi Copper Co., Ltd.,
                 Class H (c)                           861,584
                                                  ------------
              PERU -- 1.0%
       7,586  Sociedad Minera Cerro Verde
                 S.A.A. (b)                            182,064
                                                  ------------
              POLAND -- 5.0%
      31,522  KGHM Polska Miedz S.A. (c)               960,945
                                                  ------------
              RUSSIA -- 4.0%
      52,584  MMC Norilsk Nickel OJSC, ADR (c)         751,945
                                                  ------------
              TURKEY -- 2.6%
     286,580  Park Elektrik Uretim Madencilik
                 Sanayi ve Ticaret A.S. (c)            495,643
                                                  ------------
              UNITED KINGDOM -- 25.4%
     123,652  Antofagasta PLC (c)                    1,440,792
     221,245  KAZ Minerals PLC (b) (c)                 882,818
      32,594  Rio Tinto PLC, ADR                     1,501,280
     114,212  Vedanta Resources PLC (c)              1,013,098
                                                  ------------
                                                     4,837,988
                                                  ------------
              UNITED STATES -- 14.9%
      62,524  Freeport-McMoRan, Inc.                 1,460,560
      49,179  Southern Copper Corp.                  1,386,848
                                                  ------------
                                                     2,847,408
                                                  ------------
              TOTAL INVESTMENTS -- 100.8%           19,203,988
              (Cost $30,306,709) (d)

              NET OTHER ASSETS AND
                 LIABILITIES -- (0.8)%                (148,714)
                                                  ------------
              NET ASSETS -- 100.0%                $ 19,055,274
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $7,258,125 or 38.09% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,102,721.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

DECEMBER 31, 2014 (UNAUDITED)


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
   Australia         $    851,300   $          --   $    851,300    $         --
   Canada               7,415,111       7,415,111             --              --
   China                  861,584              --        861,584              --
   Peru                   182,064         182,064             --              --
   Poland                 960,945              --        960,945              --
   Russia                 751,945              --        751,945              --
   Turkey                 495,643              --        495,643              --
   United Kingdom       4,837,988       1,501,280      3,336,708              --
   United States        2,847,408       2,847,408             --              --
                     -----------------------------------------------------------
Total Investments    $ 19,203,988   $  11,945,863   $  7,258,125    $         --
                     ===========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $6,934,437 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Metals & Mining                                     100.8%
----------------------------------------------------------
TOTAL INVESTMENTS                                   100.8
NET OTHER ASSETS AND LIABILITIES                     (0.8)
                                                ----------
TOTAL                                               100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 100.0%
              BERMUDA -- 5.4%
   2,222,643  Aquarius Platinum Ltd. (b) (c)      $    505,901
                                                  ------------
              CANADA -- 14.0%
     275,598  Eastern Platinum Ltd. (b)                334,475
   3,302,399  North American Palladium Ltd. (b)        443,512
     836,186  Platinum Group Metals Ltd. (b)           395,854
     134,547  PolyMet Mining Corp. (b)                 139,929
                                                  ------------
                                                     1,313,770
                                                  ------------
              CHINA -- 4.7%
   2,437,837  Xinjiang Xinxin Mining Industry Co.,
                 Ltd., Class H (b) (c)                 435,976
                                                  ------------
              GUERNSEY -- 1.1%
      13,721  Zimplats Holdings Ltd. (b) (c)           100,817
                                                  ------------
              HONG KONG -- 4.4%
   1,322,974  MMG Ltd. (c)                             407,470
                                                  ------------
              JAPAN -- 3.4%
      13,400  Furuya Metal Co., Ltd. (c)               321,329
                                                  ------------
              RUSSIA -- 4.7%
      30,804  MMC Norilsk Nickel OJSC, ADR (c)         440,493
                                                  ------------
              SOUTH AFRICA -- 33.7%
      43,634  African Rainbow Minerals Ltd. (c)        446,827
      15,501  Anglo American Platinum Ltd. (b) (c)     455,086
     138,214  Impala Platinum Holdings Ltd. (b) (c)    903,259
     136,553  Northam Platinum Ltd. (b) (c)            430,443
     100,443  Royal Bafokeng Platinum Ltd. (b) (c)     454,018
   6,516,623  Wesizwe Platinum Ltd. (b)                461,942
                                                  ------------
                                                     3,151,575
                                                  ------------
              UNITED KINGDOM -- 19.3%
      16,632  Johnson Matthey PLC (c)                  875,024
     339,309  Lonmin PLC (b) (c)                       935,426
                                                  ------------
                                                     1,810,450
                                                  ------------
              UNITED STATES -- 9.3%
      59,149  Stillwater Mining Co. (b)                871,856
                                                  ------------
              TOTAL INVESTMENTS -- 100.0%            9,359,637
              (Cost $12,667,636) (d)

              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                       516
                                                  ------------
              NET ASSETS -- 100.0%                $  9,360,153
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued by Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $6,712,069 or 71.71% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $441,315 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,749,314.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

DECEMBER 31, 2014 (UNAUDITED)


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
   Bermuda           $    505,901   $          --   $    505,901    $         --
   Canada               1,313,770       1,313,770             --              --
   China                  435,976              --        435,976              --
   Guernsey               100,817              --        100,817              --
   Hong Kong              407,470              --        407,470              --
   Japan                  321,329              --        321,329              --
   Russia                 440,493              --        440,493              --
   South Africa         3,151,575         461,942      2,689,633              --
   United Kingdom       1,810,450              --      1,810,450              --
   United States          871,856         871,856             --              --
                     -----------------------------------------------------------
Total Investments    $  9,359,637   $   2,647,568   $  6,712,069    $         --
                     ===========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $5,808,108 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------

Metals & Mining                                      87.2%
Chemicals                                             9.4
Semiconductors & Semiconductor Equipment              3.4
----------------------------------------------------------
TOTAL INVESTMENTS                                   100.0
NET OTHER ASSETS AND LIABILITIES                      0.0*
                                                ----------
TOTAL                                               100.0%
                                                ==========

*     Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 99.8%
              BRAZIL -- 25.1%
      25,616  Ambev S.A., ADR                     $    159,331
      11,700  Banco Bradesco S.A., ADR                 156,429
      17,249  Banco do Brasil S.A.                     154,243
      30,082  Banco Santander Brasil S.A., ADR         151,012
      12,785  BB Seguridade Participacoes S.A. (b)     154,277
      45,534  BM&F BOVESPA S.A.                        168,727
       6,832  BRF S.A.                                 163,051
      27,184  CCR S.A.                                 157,590
       4,089  Cia Brasileira de Distribuicao
                 (Preference Shares)                   151,718
      22,953  Cia de Saneamento Basico do Estado
                 de Sao Paulo, ADR                     144,374
       9,752  Cielo S.A. (b)                           152,595
      30,635  Companhia Energetica de Minas
                 Gerais, ADR                           152,256
       4,261  Embraer S.A., ADR                        157,060
      15,875  Estacio Participacoes S.A. (b)           144,310
      13,290  Fibria Celulose S.A. (b) (c)             162,410
      47,958  Gerdau S.A., ADR                         170,251
      11,895  Itau Unibanco Holding S.A., ADR          154,754
      43,792  Itausa-Investimentos Itau S.A.
                 (Preference Shares)                   154,694
      34,189  JBS S.A.                                 144,051
      23,936  Kroton Educacional S.A.                  139,571
      21,112  Petroleo Brasileiro S.A., ADR            154,118
       8,539  Telefonica Brasil S.A., ADR              150,970
       6,624  Tim Participacoes S.A., ADR              147,119
       8,138  Ultrapar Participacoes S.A.              157,513
      20,878  Vale S.A., ADR                           170,782
                                                  ------------
                                                     3,873,206
                                                  ------------
              CAYMAN ISLANDS -- 4.7%
         655  Baidu, Inc., ADR (c)                     149,320
       6,262  JD.com, Inc., ADR (c)                    144,903
       2,493  Qihoo 360 Technology Co., Ltd.,
                 ADR (c)                               142,749
      10,188  Tencent Holdings Ltd. (b)                147,409
       7,620  Vipshop Holdings Ltd., ADR (c)           148,895
                                                  ------------
                                                       733,276
                                                  ------------
              CHINA -- 18.9%
     314,498  Agricultural Bank of China Ltd.,
                 Class H (b)                           158,182
      48,122  Anhui Conch Cement Co., Ltd.,  Class
                 H (b)                                 178,165
     282,817  Bank of China Ltd., Class H (b)          158,737
     174,000  Bank of Communications Co., Ltd.,
                 Class H (b)                           161,780
     202,000  China CITIC Bank Corp., Ltd.,
                 Class H (b)                           161,042



SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              CHINA (CONTINUED)
     194,448  China Construction Bank Corp.,
                 Class H (b)                         $ 158,822
      43,349  China Life Insurance Co., Ltd.,
                 Class H (b)                           169,848
      67,916  China Merchants Bank Co., Ltd.,
                 Class H (b)                           169,529
     129,095  China Minsheng Banking Corp., Ltd.,
                 Class H (b)                           168,769
      35,900  China Pacific Insurance (Group) Co.,
                 Ltd., Class H (b)                     180,613
     193,575  China Petroleum & Chemical Corp.,
                 Class H (b)                           156,765
      51,451  China Shenhua Energy Co., Ltd.,
                 Class H (b)                           151,827
     265,286  China Telecom Corp., Ltd.,
                 Class H (b)                           153,862
      28,914  Great Wall Motor Co., Ltd.,
                 Class H (b)                           163,551
      62,400  Haitong Securities Co., Ltd.,
                 Class H (b)                           155,743
     220,437  Industrial & Commercial Bank of
                 China Ltd., Class H (b)               160,961
     142,939  PetroChina Co., Ltd., Class H (b)        158,675
      15,546  Ping An Insurance (Group) Co. of
                 China Ltd., Class H (b)               157,412
                                                  ------------
                                                     2,924,283
                                                  ------------
              HONG KONG -- 1.9%
     115,412  CNOOC Ltd. (b)                           156,057
     110,435  Lenovo Group Ltd. (b)                    144,185
                                                  ------------
                                                       300,242
                                                  ------------
              INDIA -- 20.9%
       6,592  Axis Bank Ltd., GDR                      257,088
       4,642  Dr. Reddy's Laboratories Ltd., ADR       234,189
       5,029  HDFC Bank Ltd., ADR                      255,222
      21,605  ICICI Bank Ltd., ADR                     249,538
       8,001  Infosys Ltd., ADR                        251,711
      10,446  Larsen & Toubro Ltd., GDR (b)            242,154
      12,324  Mahindra & Mahindra Ltd., GDR            242,167
      25,271  Ranbaxy Laboratories Ltd., GDR (c)       251,399
       8,840  Reliance Industries Ltd., GDR (b)(d)     246,711
      18,811  Sesa Sterlite Ltd., ADR                  255,453
       5,004  State Bank of India, GDR                 246,947
       5,873  Tata Motors Ltd., ADR                    248,310
      22,378  Wipro Ltd., ADR                          253,319
                                                  ------------
                                                     3,234,208
                                                  ------------
              JERSEY -- 1.6%
      12,192  WNS Holdings Ltd., ADR (c)               251,887
                                                  ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) (CONTINUED)
              MAURITIUS -- 1.5%
       9,147  MakeMyTrip Ltd. (c)                 $    237,731
                                                  ------------
              SOUTH KOREA -- 23.6%
          73  Amorepacific Corp. (b) (c)               147,377
       1,371  Daum Kakao Corp. (b) (c)                 153,424
       5,151  Hana Financial Group, Inc. (b)           149,185
       1,363  Hyundai Heavy Industries Co.,
                 Ltd. (b) (c)                          141,469
         676  Hyundai Mobis Co., Ltd. (b) (c)          144,628
         928  Hyundai Motor Co. (b) (c)                141,758
       4,307  KB Financial Group, Inc. (b) (c)         140,813
       2,979  Kia Motors Corp. (b) (c)                 141,550
       2,020  KT&G Corp. (b) (c)                       140,255
         900  LG Chem Ltd. (b) (c)                     147,170
       4,619  LG Display Co., Ltd. (b) (c)             140,091
       2,650  LG Electronics, Inc. (b) (c)             141,950
         272  LG Household & Health Care Ltd.          154,170
       1,058  Lotte Chemical Corp. (b)                 152,323
         232  NAVER Corp. (b) (c)                      148,581
         580  POSCO (b)                                146,099
       2,684  Samsung C&T Corp. (b) (c)                149,903
         129  Samsung Electronics Co., Ltd. (b)        155,090
         549  Samsung Fire & Marine Insurance Co.,
                 Ltd. (b) (c)                          140,881
       8,138  Samsung Heavy Industries Co.,
                 Ltd. (b) (c)                          146,795
       1,330  Samsung Life Insurance Co.,
                 Ltd. (b) (c)                          140,832
       1,320  Samsung SDI Co., Ltd. (b) (c)            138,009
       3,439  Shinhan Financial Group Co.,
                 Ltd. (b) (c)                          138,231
       3,483  SK Hynix, Inc. (b) (c)                   148,847
       2,037  SK Innovation Co., Ltd. (b)              156,891
                                                  ------------
                                                     3,646,322
                                                  ------------
              UNITED KINGDOM -- 1.6%
      27,149  Vedanta Resources PLC (b)                240,821
                                                  ------------
              TOTAL INVESTMENTS -- 99.8%            15,441,976
              (Cost $15,404,293) (e)

              NET OTHER ASSETS AND
                 LIABILITIES -- 0.2%                    23,631
                                                  ------------
              NET ASSETS -- 100.0%                $ 15,465,607
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $8,207,364 or 53.07% of net assets.

(c)   Non-income producing security.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At December 31, 2014, securities noted as such amounted to $246,711 or 1.60% of net assets.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,483,983 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,446,300.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST BICK INDEX FUND (BICK)

DECEMBER 31, 2014 (UNAUDITED)


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
   Brazil            $  3,873,206   $   3,259,614   $    613,592    $         --
   Cayman Islands         733,276         585,867        147,409              --
   China                2,924,283              --      2,924,283              --
   Hong Kong              300,242              --        300,242              --
   India                3,234,208       2,745,343        488,865              --
   Jersey                 251,887         251,887             --              --
   Mauritius              237,731         237,731             --              --
   South Korea          3,646,322         154,170      3,492,152              --
   United Kingdom         240,821              --        240,821              --
                     -----------------------------------------------------------
Total Investments    $ 15,441,976   $   7,234,612   $  8,207,364    $         --
                     ===========================================================


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $6,750,238 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.



                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Banks                                                22.7%
Oil, Gas & Consumable Fuels                           8.7
Metals & Mining                                       6.4
Insurance                                             6.1
Automobiles                                           6.1
IT Services                                           5.9
Internet Software & Services                          4.8
Internet & Catalog Retail                             3.4
Pharmaceuticals                                       3.1
Food Products                                         2.0
Diversified Telecommunication Services                2.0
Chemicals                                             1.9
Technology Hardware, Storage & Peripherals            1.9
Machinery                                             1.9
Diversified Consumer Services                         1.8
Electronic Equipment, Instruments &
   Components                                         1.8
Construction & Engineering                            1.6
Construction Materials                                1.1
Diversified Financial Services                        1.1
Paper & Forest Products                               1.0
Beverages                                             1.0
Transportation Infrastructure                         1.0
Aerospace & Defense                                   1.0
Capital Markets                                       1.0
Household Products                                    1.0
Electric Utilities                                    1.0
Food & Staples Retailing                              1.0
Trading Companies & Distributors                      1.0
Semiconductors & Semiconductor Equipment              1.0
Personal Products                                     1.0
Wireless Telecommunication Services                   0.9
Auto Components                                       0.9
Water Utilities                                       0.9
Household Durables                                    0.9
Tobacco                                               0.9
----------------------------------------------------------
TOTAL INVESTMENTS                                    99.8
NET OTHER ASSETS AND LIABILITIES                      0.2
                                                ----------
TOTAL                                               100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 99.1%
              BERMUDA -- 1.5%
      12,125  Marvell Technology Group Ltd.       $    175,813
                                                  ------------
              CANADA -- 6.8%
      34,537  BlackBerry Ltd. (b) (c)                  379,217
      33,349  Celestica, Inc. (c)                      391,517
                                                  ------------
                                                       770,734
                                                  ------------
              CAYMAN ISLANDS -- 2.7%
     690,853  FIH Mobile Ltd. (c) (d)                  309,759
                                                  ------------
              CHINA -- 2.3%
      28,446  BYD Co., Ltd., Class H (d)               109,703
      72,578  ZTE Corp., Class H (d)                   157,036
                                                  ------------
                                                       266,739
                                                  ------------
              FINLAND -- 3.0%
      43,548  Nokia Oyj, ADR                           342,287
                                                  ------------
              FRANCE -- 2.9%
      48,910  Alcatel-Lucent, ADR (c)                  173,630
       4,516  Orange S.A. (d)                           76,803
       3,123  Vivendi S.A. (d)                          77,733
                                                  ------------
                                                       328,166
                                                  ------------
              GERMANY -- 0.6%
       4,510  Deutsche Telekom AG (d)                   72,162
                                                  ------------
              GUERNSEY -- 1.5%
       3,562  Amdocs Ltd.                              166,185
                                                  ------------
              HONG KONG -- 0.7%
       6,426  China Mobile Ltd. (d)                     75,266
                                                  ------------
              ITALY -- 0.6%
      68,194  Telecom Italia S.p.A. (c) (d)             72,728
                                                  ------------
              JAPAN -- 9.0%
       1,234  KDDI Corp. (d)                            77,525
       7,100  KYOCERA Corp. (d)                        324,893
       4,900  NTT DOCOMO, Inc. (d)                      71,359
       1,100  SoftBank Corp. (d)                        65,476
      15,800  SONY Corp. (d)                           322,466
      38,000  TOSHIBA Corp. (d)                        160,257
                                                  ------------
                                                     1,021,976
                                                  ------------
              NETHERLANDS -- 3.0%
       2,039  Gemalto N.V. (d)                         166,408
      23,109  STMicroelectronics N.V. (d)              172,429
                                                  ------------
                                                       338,837
                                                  ------------
              RUSSIA -- 0.4%
       6,525  Mobile TeleSystems OJSC, ADR              46,850

                                                  ------------
              SINGAPORE -- 4.8%
       1,859  Avago Technologies Ltd.                  186,997


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              SINGAPORE (CONTINUED)
      32,357  Flextronics International Ltd. (c)     $ 361,751
                                                  ------------
                                                       548,748
                                                  ------------
              SOUTH KOREA -- 6.7%
       5,403  KT Corp., ADR                             76,290
       6,038  LG Electronics, Inc. (d)                 323,433
         298  Samsung Electronics Co., Ltd. (d)        358,269
                                                  ------------
                                                       757,992
                                                  ------------
              SPAIN -- 0.6%
       4,966  Telefonica S.A. (d)                       71,300
                                                  ------------
              SWEDEN -- 1.4%
      13,292  Telefonaktiebolaget LM Ericsson,
                 Class B (d)                           160,941
                                                  ------------
              TAIWAN -- 9.5%
      81,059  HTC Corp. (c) (d)                        361,795
     539,082  Inventec Corp. (d)                       360,538
     392,406  Wistron Corp. (d)                        353,516
                                                  ------------
                                                     1,075,849
                                                  ------------
              UNITED KINGDOM -- 0.7%
      21,765  Vodafone Group PLC (d)                    74,624
                                                  ------------
              UNITED STATES -- 40.4%
       4,062  Agilent Technologies, Inc.               166,298
       4,615  Altera Corp.                             170,478
       3,178  Analog Devices, Inc.                     176,443
       3,017  Apple, Inc.                              333,016
       2,254  AT&T, Inc.                                75,712
      15,090  Benchmark Electronics, Inc. (c)          383,890
       4,026  Broadcom Corp., Class A                  174,447
      10,089  CEVA, Inc. (c)                           183,014
      10,504  Ciena Corp. (c)                          203,883
       2,090  Crown Castle International Corp.         164,483
         316  Google, Inc., Class A (c)                167,689
         320  Google, Inc., Class C (c)                168,448
       5,872  Maxim Integrated Products, Inc.          187,141
       4,830  Micron Technology, Inc. (c)              169,098
       2,642  Motorola Solutions, Inc.                 177,225
       6,006  OmniVision Technologies, Inc. (c)        156,156
       2,382  QUALCOMM, Inc.                           177,054
      14,587  Sanmina Corp. (c)                        343,232
       1,427  SBA Communications Corp.,
                 Class A (c)                           158,054
       2,573  Skyworks Solutions, Inc.                 187,083
      15,574  Sprint Corp. (c)                          64,632
       2,756  Synaptics, Inc. (c)                      189,723
       3,191  Texas Instruments, Inc.                  170,607
       1,576  Verizon Communications, Inc.              73,725


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) (CONTINUED)
              UNITED STATES (CONTINUED)
       3,821  Xilinx, Inc.                        $    165,411
                                                  ------------
                                                     4,586,942
                                                  ------------
              TOTAL COMMON STOCKS -- 99.1%          11,263,898
              (Cost $9,336,022)                   ------------

              MONEY MARKET FUNDS -- 0.2%
      19,965  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class - 0.01%
                 (e) (f)                                19,965
              (Cost $19,965)                      ------------

 PRINCIPAL
   VALUE
------------

              REPURCHASE AGREEMENTS -- 2.0%
$     43,833  JPMorgan Chase & Co., 0.06% (e),
                 dated 12/31/14, due 01/02/15,
                 with a maturity value of
                 $43,833. Collateralized by U.S.
                 Treasury Notes, interest rates
                 of 0.75% to 1.25%, due 01/15/17
                 to 11/30/18. The value of the
                 collateral including accrued
                 interest is $44,851. (f)               43,833
     190,453  RBC Capital Markets LLC,
                 0.06% (e), dated 12/31/14, due
                 01/02/15, with a maturity value
                 of $190,453. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 0.25% to 1.75%, due
                 12/31/15 to 09/30/19. The value
                 of the collateral including
                 accrued interest is $194,826. (f)     190,453
                                                  ------------
              TOTAL REPURCHASE AGREEMENTS -- 2.0%      234,286
              (Cost $234,286)                     ------------

              TOTAL INVESTMENTS -- 101.3%           11,518,149
              (Cost $9,590,273) (g)

              NET OTHER ASSETS AND
                 LIABILITIES -- (1.3)%                (152,259)
                                                  ------------
              NET ASSETS -- 100.0%                $ 11,365,890
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $247,050 and the total value of the collateral held by the Fund is $254,250.

(c)   Non-income producing security.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $4,376,419 or 38.50% of net assets.

(e)   Interest rate shown reflects yield as of December 31, 2014.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,309,906 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $382,030.

ADR - American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

DECEMBER 31, 2014 (UNAUDITED)


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
   Bermuda           $    175,813   $     175,813   $         --    $         --
   Canada                 770,734         770,734             --              --
   Cayman Islands         309,759              --        309,759              --
   China                  266,739              --        266,739              --
   Finland                342,287         342,287             --              --
   France                 328,166         173,630        154,536              --
   Germany                 72,162              --         72,162              --
   Guernsey               166,185         166,185             --              --
   Hong Kong               75,266              --         75,266              --
   Italy                   72,728              --         72,728              --
   Japan                1,021,976              --      1,021,976              --
   Netherlands            338,837              --        338,837              --
   Russia                  46,850          46,850             --              --
   Singapore              548,748         548,748             --              --
   South Korea            757,992          76,290        681,702              --
   Spain                   71,300              --         71,300              --
   Sweden                 160,941              --        160,941              --
   Taiwan               1,075,849              --      1,075,849              --
   United Kingdom          74,624              --         74,624              --
   United States        4,586,942       4,586,942             --              --
                     -----------------------------------------------------------
Total Common Stocks    11,263,898       6,887,479      4,376,419              --
Money Market Funds         19,965          19,965             --              --
Repurchase
   Agreements             234,286              --        234,286              --
                     -----------------------------------------------------------
Total Investments    $ 11,518,149   $   6,907,444   $  4,610,705    $         --
                     ===========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $3,985,944 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Semiconductors & Semiconductor Equipment             21.7%
Technology Hardware, Storage & Peripherals           18.9
Electronic Equipment, Instruments &
   Components                                        18.6
Communications Equipment                             12.2
Household Durables                                    5.7
Wireless Telecommunication Services                   5.6
Diversified Telecommunication Services                5.2
Internet Software & Services                          2.9
Repurchase Agreements                                 2.0
Software                                              1.5
Life Sciences Tools & Services                        1.5
IT Services                                           1.5
Real Estate Investment Trusts                         1.4
Industrial Conglomerates                              1.4
Automobiles                                           1.0
Money Market Funds                                    0.2
----------------------------------------------------------
TOTAL INVESTMENTS                                   101.3
NET OTHER ASSETS AND LIABILITIES                     (1.3)
                                                ----------
TOTAL                                              100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 99.9%
              BERMUDA -- 1.3%
     233,704  Brilliance China Automotive
                 Holdings Ltd. (b)                $    374,187
                                                  ------------
              CAYMAN ISLANDS -- 0.6%
     403,453  Geely Automobile Holdings Ltd. (b)       127,562
       2,276  Kolao Holdings (b) (c)                    40,170
                                                  ------------
                                                       167,732
                                                  ------------
              CHINA -- 4.1%
      82,824  AviChina Industry & Technology Co.,
                 Ltd., Class H (b)                      50,780
      58,425  BYD Co., Ltd., Class H (b) (d)           225,318
      71,989  Chongqing Changan Automobile Co.,
                 Ltd., Class B                         163,015
      82,684  Dongfeng Motor Group Co., Ltd.,
                 Class H (b)                           115,660
      87,631  Great Wall Motor Co., Ltd.,
                 Class H (b)                           495,682
     187,416  Guangzhou Automobile Group Co.,
                 Ltd., Class H (b)                     169,456
                                                  ------------
                                                     1,219,911
                                                  ------------
              FRANCE -- 5.1%
      32,579  Peugeot S.A. (b) (c)                     399,172
      15,412  Renault S.A. (b)                       1,122,556
                                                  ------------
                                                     1,521,728
                                                  ------------
              GERMANY -- 19.6%
      10,814  Bayerische Motoren Werke AG (b)        1,167,031
      29,333  Daimler AG (b)                         2,436,231
      13,001  Porsche Automobil Holding SE
                 (Preference Shares) (b)             1,051,427
       5,369  Volkswagen AG
                 (Preference Shares) (b)             1,193,292
                                                  ------------
                                                     5,847,981
                                                  ------------
              ITALY -- 0.1%
      14,204  Piaggio & C. S.p.A. (b) (c)               41,052
                                                  ------------
              JAPAN -- 35.9%
      17,788  Daihatsu Motor Co., Ltd. (b)             232,326
      34,065  Fuji Heavy Industries Ltd. (b)         1,205,423
      82,435  Honda Motor Co., Ltd. (b)              2,418,502
      45,359  Mazda Motor Corp. (b)                  1,089,323
      52,600  Mitsubishi Motors Corp. (b)              480,525
     132,776  Nissan Motor Co., Ltd. (b)             1,158,042
       6,588  Nissan Shatai Co., Ltd. (b)               79,960
      35,759  Suzuki Motor Corp. (b)                 1,071,603
      40,276  Toyota Motor Corp. (b)                 2,509,895
      23,812  Yamaha Motor Co., Ltd. (b)               476,414
                                                  ------------
                                                    10,722,013
                                                  ------------


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              MALAYSIA -- 0.6%
      56,554  UMW Holdings Berhad (b)               $  177,549
                                                  ------------
              SOUTH KOREA -- 7.5%
       7,673  Hyundai Motor Co. (b) (c)              1,172,098
      22,027  Kia Motors Corp. (b) (c)               1,046,634
       3,612  Ssangyong Motor Co. (b) (c)               30,508
                                                  ------------
                                                     2,249,240
                                                  ------------
              TAIWAN -- 0.5%
      58,078  Sanyang Motor Co., Ltd. (b) (c)           52,242
      73,452  Yulon Motor Co., Ltd. (b)                107,492
                                                  ------------
                                                       159,734
                                                  ------------
              UNITED STATES -- 24.6%
     157,617  Ford Motor Co.                         2,443,063
      74,164  General Motors Co.                     2,589,065
      17,791  Harley-Davidson, Inc.                  1,172,605
       5,070  Tesla Motors, Inc. (c)                 1,127,619
                                                  ------------
                                                     7,332,352
                                                  ------------
              TOTAL COMMON STOCKS -- 99.9%          29,813,479
              (Cost $31,022,234)                  ------------

              MONEY MARKET FUNDS -- 0.0%
      13,361  Goldman Sachs Financial Square
                 Treasury Obligations Fund -
                 Institutional Class - 0.01%
                 (e) (f)                                13,361
              (Cost $13,361)                      ------------

 PRINCIPAL
   VALUE
------------

              REPURCHASE AGREEMENTS -- 0.5%
   $  29,334  JPMorgan Chase & Co., 0.06% (e),
                 dated 12/31/14, due 01/02/15,
                 with a maturity value of
                 $29,334. Collateralized by U.S.
                 Treasury Notes, interest rates
                 of 0.75% to 1.25%, due 01/15/17
                 to 11/30/18. The value of the
                 collateral including accrued
                 interest is $30,015. (f)               29,334


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

DECEMBER 31, 2014 (UNAUDITED)


 PRINCIPAL
   VALUE      DESCRIPTION                                VALUE
--------------------------------------------------------------

              REPURCHASE AGREEMENTS (CONTINUED)
$    127,455  RBC Capital Markets LLC,
                 0.06% (e), dated 12/31/14, due
                 01/02/15, with a maturity value
                 of $127,456. Collateralized by
                 U.S. Treasury Notes, interest
                 rates of 0.25% to 1.75%, due
                 12/31/15 to 09/30/19. The value
                 of the collateral including
                 accrued interest is $130,382.(f) $    127,455
                                                  ------------
              TOTAL REPURCHASE AGREEMENTS -- 0.5%      156,789
              (Cost $156,789)                     ------------

              TOTAL INVESTMENTS -- 100.4%           29,983,629
              (Cost $31,192,384) (g)

              NET OTHER ASSETS AND
                 LIABILITIES -- (0.4)%                (134,074)
                                                  ------------
              NET ASSETS -- 100.0%                $ 29,849,555
                                                  ============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $22,318,112 or 74.77% of net assets.

(c)   Non-income producing security.

(d) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $158,118 and the total value of the collateral held by the Fund is $170,150.

(e)   Interest rate shown reflects yield as of December 31, 2014.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,152,420 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,361,175.


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
   Bermuda           $    374,187   $          --   $    374,187    $         --
   Cayman Islands         167,732              --        167,732              --
   China                1,219,911         163,015      1,056,896              --
   France               1,521,728              --      1,521,728              --
   Germany              5,847,981              --      5,847,981              --
   Italy                   41,052              --         41,052              --
   Japan               10,722,013              --     10,722,013              --
   Malaysia               177,549              --        177,549              --
   South Korea          2,249,240              --      2,249,240              --
   Taiwan                 159,734              --        159,734              --
   United States        7,332,352       7,332,352             --              --
                     -----------------------------------------------------------
Total Common Stocks    29,813,479       7,495,367     22,318,112              --
Money Market Funds         13,361          13,361             --              --
Repurchase Agreements     156,789              --        156,789              --
                     -----------------------------------------------------------
Total Investments    $ 29,983,629   $   7,508,728   $ 22,474,901    $         --
                     ===========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stocks valued at $22,318,112 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level l to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

DECEMBER 31, 2014 (UNAUDITED)


                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Automobiles                                          99.3%
Repurchase Agreements                                 0.5
Auto Components                                       0.3
Aerospace & Defense                                   0.2
Specialty Retail                                      0.1
Money Market Funds                                    0.0*
----------------------------------------------------------
TOTAL INVESTMENTS                                   100.4
NET OTHER ASSETS AND LIABILITIES                     (0.4)
                                                ----------
TOTAL                                               100.0%
                                                ==========

*     Amount is less than 0.1%.


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION              INVESTMENTS
----------------------------------------------------------
Japanese Yen                                         35.8%
United States Dollar                                 25.0
Euro                                                 24.7
South Korean Won                                      7.6
Hong Kong Dollar                                      5.8
Malaysian Ringgit                                     0.6
New Taiwan Dollar                                     0.5
                                                ----------
TOTAL                                               100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 100.0%
              BELGIUM -- 0.9%
      95,186  EVS Broadcast Equipment S.A. (b)    $  3,436,706
                                                  ------------
              CANADA -- 3.3%
     214,717  Open Text Corp.                       12,509,412
                                                  ------------
              GERMANY -- 3.3%
     176,005  SAP SE, ADR                           12,258,748
                                                  ------------
              INDIA -- 0.9%
     284,302  Wipro Ltd., ADR                        3,218,299
                                                  ------------
              ISRAEL -- 0.9%
      41,452  Check Point Software Technologies
                 Ltd. (c)                            3,256,884
                                                  ------------
              UNITED STATES -- 90.7%
     159,723  Activision Blizzard, Inc.              3,218,419
      41,811  Adobe Systems, Inc. (c)                3,039,660
     198,295  Akamai Technologies, Inc. (c)         12,484,653
      39,230  Amazon.com, Inc. (c)                  12,175,031
      81,295  Apple, Inc.                            8,973,342
     618,591  Aruba Networks, Inc. (c)              11,245,984
   1,925,932  Brightcove, Inc. (c)                  14,983,751
     106,446  CA, Inc.                               3,241,281
     448,942  Cisco Systems, Inc.                   12,487,322
     425,418  EMC Corp.                             12,651,931
      53,269  Equinix, Inc.                         12,077,680
      92,353  F5 Networks, Inc. (c)                 12,048,834
     154,906  Facebook, Inc., Class A (c)           12,085,766
      11,559  Google, Inc., Class A (c)              6,133,899
      11,622  Google, Inc., Class C (c)              6,117,821
     234,687  Hewlett-Packard Co.                    9,417,989
     322,448  Informatica Corp. (c)                 12,296,555
      57,411  International Business Machines
                 Corp.                               9,211,021
      34,485  Intuit, Inc.                           3,179,172
      54,029  j2 Global, Inc.                        3,349,798
     571,391  Juniper Networks, Inc.                12,753,447
     189,999  Microsoft Corp.                        8,825,454
     296,261  NetApp, Inc.                          12,280,018
      36,045  Netflix, Inc. (c)                     12,313,332
      88,810  NetScout Systems, Inc. (c)             3,245,117
     116,049  NetSuite, Inc. (c)                    12,669,069
     301,786  Oracle Corp.                          13,571,316
     245,918  Polycom, Inc. (c)                      3,319,893
     265,616  Rackspace Hosting, Inc. (c)           12,433,485
     208,335  Red Hat, Inc. (c)                     14,404,282
     218,928  salesforce.com, Inc. (c)              12,984,620
     290,304  Teradata Corp. (c)                    12,680,479
     157,126  VMware, Inc., Class A (c)             12,966,038
   4,822,535  Zynga, Inc., Class A (c)              12,827,943
                                                  ------------
                                                   337,694,402
                                                  ------------


              DESCRIPTION                                VALUE
--------------------------------------------------------------

              TOTAL INVESTMENTS -- 100.0%         $372,374,451
              (Cost $333,688,810) (d)

              NET OTHER ASSETS AND
                 LIABILITIES -- 0.0%                     5,975
                                                  ------------
              NET ASSETS -- 100.0%                $372,380,426
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $3,436,706 or 0.92% of net assets.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $50,895,931 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,210,290.

ADR    -American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

DECEMBER 31, 2014 (UNAUDITED)

--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
--------------------------------------------------------------------------------
Common Stocks:
   Belgium           $  3,436,706   $          --   $  3,436,706    $         --
   Canada              12,509,412      12,509,412             --              --
   Germany             12,258,748      12,258,748             --              --
   India                3,218,299       3,218,299             --              --
   Israel               3,256,884       3,256,884             --              --
   United States      337,694,402     337,694,402             --              --
                     -----------------------------------------------------------
Total Investments    $372,374,451   $ 368,937,745   $  3,436,706    $         --
                     ===========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2014, the Fund transferred common stock valued at $2,100,418 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at September 30, 2014 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the NYSE close on December 31, 2014 exceeding a certain threshold.

                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Software                                             38.8%
Internet Software & Services                         21.4
Communications Equipment                             14.9
Technology Hardware, Storage & Peripherals           11.6
IT Services                                           6.7
Internet & Catalog Retail                             6.6
----------------------------------------------------------
TOTAL INVESTMENTS                                   100.0
NET OTHER ASSETS AND LIABILITIES                      0.0*
                                                ----------
TOTAL                                               100.0%
                                                ==========

*     Amount is less than 0.1%.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) -- 100.0%
              AUSTRALIA -- 1.4%
       7,712  Healthscope Ltd. (b) (c)            $     17,038
      12,263  Medibank Pvt Ltd. (c)                     24,128
                                                  ------------
                                                        41,166
                                                  ------------
              BELGIUM -- 0.8%
         891  bpost S.A. (b)                            22,382
                                                  ------------
              BRAZIL -- 3.7%
       8,905  BB Seguridade Participacoes S.A. (b)     107,457
                                                  ------------
              CANADA -- 0.6%
         811  Hudson's Bay Co.                          17,144
                                                  ------------
              CAYMAN ISLANDS -- 15.2%
       2,710 Alibaba Group Holding Ltd., ADR (c) 281,677 39,500 HK Electric Investments & HK
                 Electric Investments Ltd. (b)          26,088
      17,100  MGM China Holdings Ltd. (b)               43,176
       2,516  Vipshop Holdings Ltd., ADR (c)            49,163
      64,998  WH Group Ltd. (b) (c)                     37,067
                                                  ------------
                                                       437,171
                                                  ------------
              CHINA -- 16.9%
     196,000  CGN Power Co., Ltd., Class H (c)          85,177
      51,998  China Cinda Asset Management Co.,
                 Ltd., Class H (b) (c)                  25,180
      49,000  China Vanke Co., Ltd.,
                 Class H (b) (c)                       108,699
      49,000  CITIC Securities Co., Ltd.,
                 Class H (b)                           183,150
     183,996  People's Insurance Co., Group of
                 China Ltd., Class H (b)                85,516
                                                  ------------
                                                       487,722
                                                  ------------
              DENMARK -- 3.3%
         599  Chr Hansen Holding A/S (b)                26,538
         827  ISS A/S (b) (c)                           23,737
         570  Pandora A/S (b)                           46,203
                                                  ------------
                                                        96,478
                                                  ------------
              FRANCE -- 3.7%
       2,168  Numericable-SFR (c)                      107,402
                                                  ------------
              GERMANY -- 10.7%
       1,209  Deutsche Annington
                 Immobilien SE (b)                      41,048
       2,075  Evonik Industries AG (b)                  67,755
         495  Hella KGaA Hueck & Co. (c)                20,964
         682  Rocket Internet AG (c)                    42,410
       1,126  Talanx AG (b)                             34,306
      13,245  Telefonica Deutschland
                 Holding AG (b)                         70,197
       1,064  Zalando SE (c)                            32,831
                                                  ------------
                                                       309,511
                                                  ------------


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              HONG KONG -- 4.1%
      42,500  Sun Art Retail Group Ltd. (b)       $     42,129
      26,100  Swire Properties Ltd. (b)                 76,797
                                                  ------------
                                                       118,926
                                                  ------------
              IRELAND -- 0.8%
       1,402  King Digital Entertainment PLC            21,535
                                                  ------------
              ITALY -- 2.4%
       8,900  Prada S.p.A. (b)                          50,261
         750  Salvatore Ferragamo S.p.A. (b)            18,458
                                                  ------------
                                                        68,719
                                                  ------------
              JAPAN -- 9.6%
       1,600  Japan Airlines Co., Ltd. (b)              47,438
       2,500  Otsuka Holdings Co., Ltd. (b)             74,953
       2,600  Recruit Holdings Co., Ltd. (c)            74,671
       1,500  Seibu Holdings, Inc. (b)                  30,582
       1,400  Suntory Beverage & Food Ltd. (b)          48,369
                                                  ------------
                                                       276,013
                                                  ------------
              JERSEY -- 9.4%
      58,569  Glencore PLC (b)                         270,345
                                                  ------------
              LUXEMBOURG -- 3.0%
       1,103  Altice S.A. (c)                           87,101
                                                  ------------
              MALAYSIA -- 2.4%
      23,200  Astro Malaysia Holdings Bhd (b)           20,054
      36,440  IHH Healthcare Bhd (b)                    50,183
                                                  ------------
                                                        70,237
                                                  ------------
              MEXICO -- 0.9%
       5,139  Infraestructura Energetica Nova SAB
                 de CV                                  25,706
                                                  ------------
              MULTI-NATIONAL -- 1.5%
      34,000  HKT Trust & HKT Ltd.                      44,283
                                                  ------------
              NETHERLANDS -- 3.5%
         945  Mobileye N.V. (c)                         38,329
       1,559  NN Group N.V. (b) (c)                     46,542
       2,441  TNT Express N.V. (b)                      16,273
                                                  ------------
                                                       101,144
                                                  ------------
              SPAIN -- 3.3%
      51,283  Bankia S.A. (b) (c)                       76,100
       2,899  Distribuidora Internacional de
                 Alimentacion S.A. (b)                  19,644
                                                  ------------
                                                        95,744
                                                  ------------
              SWITZERLAND -- 0.8%
         290  DKSH Holding AG (b)                       22,077
                                                  ------------
              UNITED KINGDOM -- 2.0%
       6,679  Direct Line Insurance Group PLC (b)       30,213


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

DECEMBER 31, 2014 (UNAUDITED)


SHARES        DESCRIPTION                                VALUE
--------------------------------------------------------------

              COMMON STOCKS (a) (CONTINUTED)
              UNITED KINGDOM (CONTINUED)
       4,551  Merlin Entertainments PLC (b)       $     28,160
                                                  ------------
                                                        58,373
                                                  ------------
              TOTAL INVESTMENTS -- 100.0%            2,886,636
              (Cost $2,927,016) (d)

              NET OTHER ASSETS AND
                 LIABILITIES -- (0.0)%                    (325)
                                                  ------------
              NET ASSETS -- 100.0%                $  2,886,311
                                                  ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2014, securities noted as such are valued at $1,934,115 or 67.01% of net assets.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of December 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $92,720 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $133,100.

ADR - American Depositary Receipt


--------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of December 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                        TOTAL
                       VALUE AT
INVESTMENTS           12/31/2014       LEVEL 1        LEVEL 2         LEVEL 3
                     -----------------------------------------------------------
Common Stocks:
   Australia         $     41,166   $      24,128   $     17,038    $         --
   Belgium                 22,382              --         22,382              --
   Brazil                 107,457              --        107,457              --
   Canada                  17,144          17,144             --              --
   Cayman Islands         437,171         330,840        106,331              --
   China                  487,722          85,177        402,545              --
   Denmark                 96,478              --         96,478              --
   France                 107,402         107,402             --              --
   Germany                309,511          96,205        213,306              --
   Hong Kong              118,926              --        118,926              --
   Ireland                 21,535          21,535             --              --
   Italy                   68,719              --         68,719              --
   Japan                  276,013          74,671        201,342              --
   Jersey                 270,345              --        270,345              --
   Luxembourg              87,101          87,101             --              --
   Malaysia                70,237              --         70,237              --
   Mexico                  25,706          25,706             --              --
   Multi-National          44,283          44,283             --              --
   Netherlands            101,144          38,329         62,815              --
   Spain                   95,744              --         95,744              --
   Switzerland             22,077              --         22,077              --
   United Kingdom          58,373              --         58,373              --
                     -----------------------------------------------------------
Total Investments    $  2,886,636   $     952,521   $  1,934,115    $         --
                     ===========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at December 31, 2014.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INTERNATIONAL IPO ETF (FPXI)

DECEMBER 31, 2014 (UNAUDITED)


                                                   % OF
INDUSTRY                                        NET ASSETS
----------------------------------------------------------
Insurance                                            11.4%
Internet Software & Services                         11.2
Metals & Mining                                       9.4
Real Estate Management & Development                  7.8
Media                                                 7.4
Capital Markets                                       7.2
Textiles, Apparel & Luxury Goods                      4.0
Diversified Telecommunication Services                4.0
Professional Services                                 3.4
Chemicals                                             3.3
Independent Power Producers & Energy Traders          3.0
Internet & Catalog Retail                             2.8
Banks                                                 2.6
Pharmaceuticals                                       2.6
Hotels, Restaurants & Leisure                         2.5
Health Care Providers & Services                      2.3
Food & Staples Retailing                              2.1
Software                                              2.1
Beverages                                             1.7
Airlines                                              1.6
Air Freight & Logistics                               1.3
Food Products                                         1.3
Industrial Conglomerates                              1.1
Electric Utilities                                    0.9
Gas Utilities                                         0.9
Commercial Services & Supplies                        0.8
Auto Components                                       0.7
Multiline Retail                                      0.6
----------------------------------------------------------
TOTAL INVESTMENTS                                   100.0
NET OTHER ASSETS AND LIABILITIES                     (0.0)*
                                                -----------
TOTAL                                               100.0%
                                                ==========

*     Amount is less than 0.1%.


                                                % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION              INVESTMENTS
----------------------------------------------------------
Hong Kong Dollar                                     28.0%
Euro                                                 24.4
United States Dollar                                 13.5
British Pound Sterling                               11.4
Japanese Yen                                          9.6
Brazilian Real                                        3.7
Danish Krone                                          3.3
Malaysian Ringgit                                     2.4
Australian Dollar                                     1.4
Mexican Peso                                          0.9
Swiss Franc                                           0.8
Canadian Dollar                                       0.6
                                                ----------
TOTAL                                               100.0%
                                                ==========


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND II

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of thirteen funds (each a "Fund", and collectively, the "Funds") as follows, including the exchange on which they are listed and traded:

     First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca, Inc.
        ("NYSE Arca") ticker "FDD")
     First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
        (NYSE Arca ticker "FFR")
     First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca ticker
        "FGD")
     First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker
        "FAN")
     First Trust ISE Global Engineering and Construction Index Fund -
        (NYSE Arca ticker "FLM")
     First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
        (The NASDAQ(R) Stock Market, LLC ("NASDAQ") ticker "GRID")
     First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
     First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
     First Trust BICK Index Fund - (NASDAQ ticker "BICK")
     First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE")
     First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
     First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")
     First Trust International IPO ETF - (NASDAQ ticker "FPXI")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange (the "NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor") in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

FIRST TRUST EXCHANGE-TRADED FUND II

DECEMBER 31, 2014 (UNAUDITED)


      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are fair valued at cost.

      Short-term investments that mature in less than 60 days when purchased are fair valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7) whether the event is likely to recur; and 8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of

FIRST TRUST EXCHANGE-TRADED FUND II

DECEMBER 31, 2014 (UNAUDITED)


regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of December 31, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the

FIRST TRUST EXCHANGE-TRADED FUND II

DECEMBER 31, 2014 (UNAUDITED)


collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At December 31, 2014, only GRID, FONE and CARZ have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the period ended December 31, 2014, were received as collateral for lending securities.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION
DECEMBER 31, 2014 (UNAUDITED)


                             ADDITIONAL INFORMATION

The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust Advisors L.P. ("First Trust") and First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)," "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange PLC and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

International Securities Exchange, LLC(R), ISE(R), the ISE Global Wind Energy(TM) Index, the ISE Global Engineering and Construction(TM) Index, the ISE Global Copper(TM) Index, the ISE Global Platinum(TM) Index, the ISE BICK(TM) Index and the ISE Cloud Computing(TM) Index are trademarks of the International Securities Exchange, LLC(R) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by the International Securities Exchange, LLC(R) and the International Securities Exchange, LLC(R) makes no representation regarding the advisability of trading in such products.

NASDAQ(R), NASDAQ OMX(R), and Clean Edge(R) are the registered trademarks (the "Marks") of The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Clean Edge, Inc. ("Clean Edge") respectively. NASDAQ OMX and Clean Edge are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust. First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R) and NASDAQ OMX CEA Smartphone Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (collectively, with its affiliates is referred to as the "Smartphone Corporations") and are licensed for use by First Trust. First Trust NASDAQ CEA Smartphone Index Fund has not been passed on by the Smartphone Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Smartphone Corporations. THE SMARTPHONE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R), OMX(R), NASDAQ OMX(R) and NASDAQ OMX Global Auto Index(SM) are trademarks of The NASDAQ OMX Group, Inc. (collectively, with their affiliates, are referred to as the "Auto Corporations") and are licensed for use by First Trust. First Trust NASDAQ Global Auto Index Fund has not been passed on by the Auto Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Auto Corporations. THE AUTO CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

FIRST TRUST EXCHANGE-TRADED FUND II
ADDITIONAL INFORMATION (CONTINUED)
DECEMBER 31, 2014 (UNAUDITED)


IPOX(R) is a registered international trademark of IPOX(R) Schuster LLC and IPOX(R) Schuster, IPOX(R)-100 and IPOX(R)-30 (collectively, "IPOX") are trademarks and service marks of IPOX(R) Schuster LLC (www.ipoxschuster.com) and have been licensed for certain purposes from IPOX(R) Schuster LLC to the First Trust International IPO ETF. First Trust International IPO ETF has not been passed on by IPOX as to its legality or suitability. First Trust International IPO ETF is not issued, endorsed, sold, or promoted by IPOX. IPOX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO FIRST TRUST INTERNATIONAL IPO ETF.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund II
           ---------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 20, 2015
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: February 20, 2015
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: February 20, 2015
     --------------------

* Print the name and title of each signing officer under his or her signature.